    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                            FILE NO. 333-36367

                                                                     811-08770

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-6

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 14                            /X/


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 38                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           SEPARATE ACCOUNT FIVE

                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                             JERRY K. SCHEINFELDT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on                          , pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                       NOTICE TO EXISTING POLICY OWNERS

    This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2006. However, it will also be distributed to owners who purchase their policy before May 1, 2006.

    Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2006. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                    PART A

PUTNAM HARTFORD INHERITANCE MANAGER
VARIABLE LIFE

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999

TELEPHONE: 1-800-231-5453


PROSPECTUS DATED MAY 1, 2006


                                                           [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase
Putnam Hartford Inheritance Manager Variable Life. Please read it carefully before you purchase your variable life insurance policy (policy). Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies.


Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio company: Putnam Variable Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.



You should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation

-   federally insured

-   endorsed by any bank or governmental agency

-   available for sale in all states

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                                                   3
FEE TABLE                                                                                                                       4
ABOUT US                                                                                                                        6
     Hartford Life and Annuity Insurance Company                                                                                6
     Separate Account Five                                                                                                      6
     The Funds                                                                                                                  6
CHARGES AND DEDUCTIONS                                                                                                          9
YOUR POLICY                                                                                                                    11
PREMIUMS                                                                                                                       16
DEATH BENEFITS AND POLICY VALUES                                                                                               17
MAKING WITHDRAWALS FROM YOUR POLICY                                                                                            19
LOANS                                                                                                                          20
LAPSE AND REINSTATEMENT                                                                                                        20
FEDERAL TAX CONSIDERATIONS                                                                                                     21
LEGAL PROCEEDINGS                                                                                                              24
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                                                         25
FINANCIAL STATEMENTS                                                                                                           25
GLOSSARY OF SPECIAL TERMS                                                                                                      26
WHERE YOU CAN FIND MORE INFORMATION                                                                                            27
STATEMENT OF ADDITIONAL INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.


TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.



INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.


TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.



CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Surrender              When you fully or partially surrender your policy.    Maximum Charge
Charges (1)                                                                  7.5% of the amount surrendered.
Unamortized Tax        Upon surrender or partial surrender of the policy.    Maximum Charge
Charge (2)                                                                   2.25% of the Account Value.


(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
    7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
    0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance      Monthly.                                              Minimum Charge
Charges (3)                                                                  $0.68 per $1,000 net amount at risk for a
                                                                             10-year-old female non-smoker in the first year
                                                                             Maximum Charge
                                                                             $239.08 per $1,000 net amount at risk for a
                                                                             90-year-old male smoker in the first year
                                                                             Charge for a representative insured
                                                                             $14.26 per $1,000 net amount at risk for a
                                                                             69-year-old female preferred non-smoker in the first
                                                                             year
Mortality and          Monthly.                                              -  Under Option 1: 0.90% (annualized) of Sub-Account
Expense Risk Charge                                                             Value in Policy Years 1-10 and 0.50% (annualized)
                                                                                for Policy Years 11 and beyond
                                                                             -  Under Option 2: 0.65% (annualized) of Sub-Account
                                                                                Value in Policy Years 1-10 and 0.50% (annualized)
                                                                                for Policy Years 11 and beyond
Tax Expense Charge     Under Option 1: Monthly.                              -  Under Option 1: 0.40% (annualized) of Account
                                                                                Value for Policy Years 1-10
                       Under Option 2: Receipt of Premium Payment.           -  Under Option 2: 4% of each premium payment in all
                                                                                Policy Years
Annual Maintenance     On Policy Anniversary Date or upon surrender of the   $30.00
Fee                    policy.
Administrative Charge  Monthly.                                              0.40% (annualized) of Sub-Account Value
Loan Interest Rate     Monthly if you have taken a loan on your policy.      6%
(4)



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.


                        ANNUAL FUND OPERATING EXPENSES



Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2005.



                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, distribution
and/or service (12b-1) fees, and other expenses)                                                              0.54%        1.25%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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                INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES



The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2005. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



                                                               12b-1                     TOTAL                         TOTAL NET
                                                           DISTRIBUTION                 ANNUAL        CONTRACTUAL       ANNUAL
                                                              AND/OR                     FUND       FEE WAIVERS OR       FUND
                                             MANAGEMENT      SERVICING      OTHER      OPERATING        EXPENSE        OPERATING
FUND                                            FEES           FEES        EXPENSES    EXPENSES     REIMBURSEMENTS     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
   -- Class IA                                   0.65%           N/A         0.16%        0.81%           0.17%          0.64%(1)
Putnam VT Diversified Income Fund --
   Class IA                                      0.69%           N/A         0.13%        0.82%           0.01%          0.81%(1)
Putnam VT The George Putnam Fund of
   Boston -- Class IA                            0.62%           N/A         0.11%        0.73%              --          0.73%
Putnam VT Global Asset Allocation Fund --
   Class IA                                      0.70%           N/A         0.21%        0.91%              --          0.91%
Putnam VT Global Equity Fund -- Class IA         0.78%           N/A         0.14%        0.92%              --          0.92%
Putnam VT Growth and Income Fund -- Class
   IA                                            0.49%           N/A         0.05%        0.54%              --          0.54%
Putnam VT Growth Opportunities Fund --
   Class IA                                      0.70%           N/A         0.29%        0.99%           0.12%          0.87%(1)
Putnam VT Health Sciences Fund -- Class IA       0.70%           N/A         0.11%        0.81%              --          0.81%
Putnam VT High Yield Fund -- Class IA            0.68%           N/A         0.10%        0.78%           0.01%          0.77%(1)
Putnam VT Income Fund -- Class IA                0.61%           N/A         0.10%        0.71%           0.07%          0.64%(1)
Putnam VT International Equity Fund --
   Class IA                                      0.75%           N/A         0.18%        0.93%              --          0.93%
Putnam VT International Growth and Income
   Fund -- Class IA                              0.80%           N/A         0.21%        1.01%              --          1.01%
Putnam VT International New Opportunities
   Fund -- Class IA                              1.00%           N/A         0.25%        1.25%           0.04%          1.21%(1)
Putnam VT Investors Fund -- Class IA             0.65%           N/A         0.10%        0.75%              --          0.75%
Putnam VT Money Market Fund -- Class IA          0.45%           N/A         0.11%        0.56%           0.03%          0.53%(1)
Putnam VT New Opportunities Fund -- Class
   IA                                            0.61%           N/A         0.05%        0.66%              --          0.66%
Putnam VT New Value Fund -- Class IA             0.68%           N/A         0.08%        0.76%              --          0.76%
Putnam VT OTC & Emerging Growth Fund --
   Class IA                                      0.70%           N/A         0.22%        0.92%              --          0.92%
Putnam VT Research Fund -- Class IA              0.65%           N/A         0.14%        0.79%              --          0.79%
Putnam VT Small Cap Value Fund -- Class IA       0.76%           N/A         0.08%        0.84%              --          0.84%
Putnam VT Utilities Growth and Income
   Fund -- Class IA                              0.70%           N/A         0.14%        0.84%              --          0.84%
Putnam VT Vista Fund -- Class IA                 0.65%           N/A         0.09%        0.74%              --          0.74%
Putnam VT Voyager Fund -- Class IA               0.57%           N/A         0.06%        0.63%              --          0.63%




(1) Reflects Putnam Management's contractual agreement to limit fund expenses through December 31, 2006.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ABOUT US
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



SEPARATE ACCOUNT FIVE



The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.


THE FUNDS


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.


The Funds may not be available in all states.


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND       Putnam Investment Management, LLC           High current income with preservation of
   SUB-ACCOUNT which purchases Class IA                                                  capital as its secondary objective
   shares of the Putnam VT American
   Government Income Fund of Putnam
   Variable Trust
PUTNAM DIVERSIFIED INCOME FUND               Putnam Investment Management, LLC           As high a level of current income as
   Sub-Account which purchases Class IA      Sub-advised by Putnam Investments Limited   Putnam Management believes is consistent
   shares of the Putnam VT Diversified                                                   with preservation of capital
   Income Fund of Putnam Variable Trust
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON      Putnam Investment Management, LLC           A balanced investment composed of a well
   SUB-ACCOUNT which purchases Class IA                                                  diversified portfolio of stocks and
   shares of Putnam VT The George Putnam                                                 bonds which provide both capital growth
   Fund of Boston of Putnam Variable Trust                                               and current income
PUTNAM GLOBAL ASSET ALLOCATION FUND          Putnam Investment Management, LLC           High level of long-term total return
   SUB-ACCOUNT which purchases Class IA                                                  consistent with preservation of capital
   shares of the Putnam VT Global Asset
   Allocation Fund of Putnam Variable
   Trust
PUTNAM GLOBAL EQUITY FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the    Sub-advised by Putnam Investments Limited
   Putnam VT Global Equity Fund of Putnam
   Variable Trust
PUTNAM GROWTH AND INCOME FUND SUB-ACCOUNT    Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IA shares of the
   Putnam VT Growth and Income Fund of
   Putnam Variable Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT Growth
   Opportunities Fund of Putnam Variable
   Trust
PUTNAM HEALTH SCIENCES FUND SUB-ACCOUNT      Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the
   Putnam VT Health Sciences Fund of
   Putnam Variable Trust
PUTNAM HIGH YIELD FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           High current income. Capital growth is a
   purchases Class IA shares of the          Sub-advised by Putnam Investments Limited   secondary goal when consistent with
   Putnam VT High Yield Fund of Putnam                                                   achieving high current income
   Variable Trust
PUTNAM INCOME FUND SUB-ACCOUNT which         Putnam Investment Management, LLC           High current income consistent with what
   purchases Class IA shares of the                                                      Putnam Management believes to be prudent
   Putnam VT Income Fund of Putnam                                                       risk
   Variable Trust
PUTNAM INTERNATIONAL EQUITY FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT International
   Equity Fund of Putnam Variable Trust
PUTNAM INTERNATIONAL GROWTH AND INCOME       Putnam Investment Management, LLC           Capital growth. Current income as a
   FUND SUB-ACCOUNT which purchases Class    Sub-advised by Putnam Investments Limited   secondary objective
   IA shares of the Putnam VT
   International Growth and Income Fund
   of Putnam Variable Trust
PUTNAM INTERNATIONAL NEW OPPORTUNITIES       Putnam Investment Management, LLC           Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class
   IA shares of the Putnam VT
   International New Opportunities Fund
   of Putnam Variable Trust
PUTNAM INVESTORS FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           Long-term growth of capital and any
   purchases Class IA shares of the                                                      increased income that results from this
   Putnam VT Investors Fund of Putnam                                                    growth
   Variable Trust
PUTNAM MONEY MARKET FUND SUB-ACCOUNT         Putnam Investment Management, LLC           As high a rate of current income as
   which purchases Class IA shares of the                                                Putnam Management believes is consistent
   Putnam VT Money Market Fund of Putnam                                                 with preservation of capital and
   Variable Trust                                                                        maintenance of liquidity
PUTNAM NEW OPPORTUNITIES FUND SUB-ACCOUNT    Putnam Investment Management, LLC           Long-term capital appreciation
   which purchases Class IA shares of the
   Putnam VT New Opportunities Fund of
   Putnam Variable Trust
PUTNAM NEW VALUE FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           Long-term capital appreciation
   purchases Class IA shares of the
   Putnam VT New Value Fund of Putnam
   Variable Trust

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND            Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT OTC & Emerging
   Growth Fund of Putnam Variable Trust
PUTNAM RESEARCH FUND SUB-ACCOUNT which       Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Research Fund of the Putnam
   Variable Trust
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT      Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the
   Putnam VT Small Cap Value Fund of
   Putnam Variable Trust
PUTNAM UTILITIES GROWTH AND INCOME FUND      Putnam Investment Management, LLC           Capital growth and current income
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT Utilities
   Growth and Income Fund of the Putnam
   Variable Trust
PUTNAM VISTA FUND SUB-ACCOUNT which          Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Vista Fund of Putnam
   Variable Trust
PUTNAM VOYAGER FUND SUB-ACCOUNT which        Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Voyager Fund of Putnam
   Variable Trust


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease. We determine the number of Fund shares held in a Sub-Account attributable to each policy owner by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO) Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age
100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be



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10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR                RATE
-----------------------------------
     1                      2.25%
     2                      2.00%
     3                      1.75%
     4                      1.50%
     5                      1.25%
     6                      1.00%
     7                      0.75%
     8                      0.50%
     9                      0.25%
    10+                     0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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minus premiums paid. If the amount you paid has been in your policy:

X   For Policy Years 1, 2 and 3, the charge is 7.5%.

X   For Policy Years 4 and 5, the charge is 6%.

X   For Policy Years 6 and 7, the charge is 4%.

X   For Policy Years 8 and 9, the charge is 2%.

X   For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.



INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. Through our underwriting process, we will determine whether the insured is insurable.



ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.


STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.


LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.


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12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.


Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to a Money Market Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.


We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable universal life insurance policies, retirement plans, group funding agreements or other products offered by Hartford and our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule

X   Abusive Transfer Policy and

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We actively monitor Policy Owners' compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter;

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Policy Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:


- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow



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14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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  Sub-Account transfers on a regularly scheduled basis because the underlying
  Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.


- Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents and Administrative Service Agreements. If these retirement plan documents and Administrative Service Agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge



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in the future. Charges for other taxes, if any, attributable to the Separate
Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."


HOW POLICIES ARE SOLD



Hartford Securities Distribution Company, Inc. ("HSD"), serves as principal underwriter for the policies which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Policies will be sold by individuals who have been appointed by us as insurance agents and who are Sales Representatives (Registered Representatives) of broker-dealers that have entered into selling agreements with "HSD." We generally bear the expenses of providing services pursuant to policies, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



We pay compensation, including commissions, to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the policies according to selling agreements with Financial Intermediaries. Commissions are based on a specified amount of Premium Payments or Policy Value.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. The maximum commission we pay is 6.50% of premium paid in the first Policy Year up to the Target Premium.



Your Sales Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Sales Representative and their Financial Intermediary. We are not involved in determining your Sales Representative's compensation. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates within thirteen months of the policy's issuance. You are encouraged to ask your Sales Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction. Affiliated broker-dealers may also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of policy sold.



In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our policies. Additional Payments are generally based on reimbursement of sales, marketing and operational expenses and/or on sales, premiums or assets of policies attributable to a particular Financial Intermediary. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; and/or (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our policies.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others.



Consistent with NASD Conduct Rules, we and/or our affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as (1) sponsor various educational programs, sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software; (2) pay for the travel expenses, meals, lodging and entertainment




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16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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including tickets to sporting events of Financial Intermediaries and their
Sales Representatives; and/or (3) provide nominal gifts. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments may create a potential conflict of interest in the form of an additional financial incentive to the Sales Representative and/or Financial Intermediary to recommend the purchase of this policy over another variable life policy or another investment option. For the year ended December 31, 2005, Hartford and its affiliates paid approximately $12,900,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of life policies. Please refer to Fund prospectuses for any payments paid by Funds to Financial Intermediaries.



In addition, for the year ended December 31, 2005, Hartford and its affiliates paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford) in conjunction with the promotion and support of life policies.



As of April 1, 2006, we have arrangements where we may make Additional Payments to the following non-affiliated Financial Intermediaries: 412(i) Plans, Inc.,
A. G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Economic Concepts, Inc., Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., Hilliard Lyons, JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.



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ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Individual Life Operations Center, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.



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18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                             A            B
-----------------------------------------------------------------
 Face Amount                             $  100,000   $ 100,000
 Insured's Age                                   40          40
 Account Value on Date of Death          $   46,500   $  34,000
 Specified Percentage                          250%        250%

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME -- This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY -- Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

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We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."


RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.




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LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.


EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."


CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.



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FEDERAL TAX CONSIDERATIONS



INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under




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Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as




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long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.




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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.




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To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.



RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.



FINANCIAL STATEMENTS



We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:



The Hartford
P.O. Box 2999
Hartford, CT 06104-2999



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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.


VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

----------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580 Washington, DC 20549. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.


811-08770

                                    PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION (PART B)
PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2006



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                                                                             PAGE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                                                                 3
SERVICES                                                                                                                        3
EXPERTS                                                                                                                         3
DISTRIBUTION OF THE POLICIES                                                                                                    3
ADDITIONAL INFORMATION ABOUT CHARGES                                                                                            4
PERFORMANCE DATA                                                                                                                4
FINANCIAL STATEMENTS                                                                                                         SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies issued with respect to the Separate Account. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Hartford has paid no underwriting commissions to HSD for its role as Principal Underwriter.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Un-derwriter has been: 2005: $0; 2004: $24; and 2003: $230,458.



The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD.



We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age
100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.


FINANCIAL STATEMENTS



The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Five as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                           HARTFORD     HARTFORD
                            HARTFORD       HARTFORD        CAPITAL      DIVIDEND
                            ADVISERS     TOTAL RETURN    APPRECIATION  AND GROWTH
                            HLS FUND     BOND HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT (A)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ---------------  ------------  -----------
ASSETS:
  Investments:
    Number of Shares.....    2,972,035      1,013,697       1,970,855    2,120,877
                           ===========    ===========    ============  ===========
    Cost.................  $71,374,869    $10,964,645    $ 89,887,766  $37,065,226
                           ===========    ===========    ============  ===========
    Market Value.........  $66,957,882    $11,422,923    $104,429,385  $43,988,101
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --               --           --
  Receivable from fund
   shares sold...........       23,116         16,670          65,098       26,317
  Other assets...........           69             15         --           --
                           -----------    -----------    ------------  -----------
  Total Assets...........   66,981,067     11,439,608     104,494,483   44,014,418
                           -----------    -----------    ------------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       23,116         16,670          65,098       26,317
  Payable for fund shares
   purchased.............      --            --               --           --
  Other liabilities......      --            --                 1,153        1,055
                           -----------    -----------    ------------  -----------
  Total Liabilities......       23,116         16,670          66,251       27,372
                           -----------    -----------    ------------  -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $66,957,951    $11,422,938    $104,428,232  $43,987,046
                           ===========    ===========    ============  ===========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective, March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       426,327         125,202         291,819          128,426             343,065         290,332
                             ==========      ==========      ==========       ==========          ==========      ==========
    Cost.................    $4,996,617      $1,675,036      $5,156,093       $1,008,546          $4,393,334      $2,686,332
                             ==========      ==========      ==========       ==========          ==========      ==========
    Market Value.........    $5,320,664      $2,210,805      $5,468,863       $  703,587          $4,343,158      $2,845,696
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --              --              --                  --                --
  Receivable from fund
   shares sold...........             8          10,679               8            3,241            --                --
  Other assets...........       --                    5         --                     2            --                    19
                             ----------      ----------      ----------       ----------          ----------      ----------
  Total Assets...........     5,320,672       2,221,489       5,468,871          706,830           4,343,158       2,845,715
                             ----------      ----------      ----------       ----------          ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             8          10,679               8            3,241            --                --
  Payable for fund shares
   purchased.............       --              --              --              --                  --                --
  Other liabilities......            13         --                   12         --                        16          --
                             ----------      ----------      ----------       ----------          ----------      ----------
  Total Liabilities......            21          10,679              20            3,241                  16          --
                             ----------      ----------      ----------       ----------          ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $5,320,651      $2,210,810      $5,468,851       $  703,589          $4,343,142      $2,845,715
                             ==========      ==========      ==========       ==========          ==========      ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                          HARTFORD
                            HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD
                              INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET
                            HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares.....      402,746     1,151,794       707,395    8,955,467
                           ===========   ===========   ===========   ==========
    Cost.................  $ 9,567,605   $15,880,441   $15,415,492   $8,955,467
                           ===========   ===========   ===========   ==========
    Market Value.........  $12,877,024   $15,653,249   $20,320,933   $8,955,467
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             27,958       --           154,670
  Receivable from fund
   shares sold...........       83,846       --             11,602      --
  Other assets...........          341           212       --               505
                           -----------   -----------   -----------   ----------
  Total Assets...........   12,961,211    15,681,419    20,332,535    9,110,642
                           -----------   -----------   -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       83,846       --             11,602      --
  Payable for fund shares
   purchased.............      --             27,958       --           154,670
  Other liabilities......      --            --              1,588      --
                           -----------   -----------   -----------   ----------
  Total Liabilities......       83,846        27,958        13,190      154,670
                           -----------   -----------   -----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $12,877,365   $15,653,461   $20,319,345   $8,955,972
                           ===========   ===========   ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            HARTFORD
                            MORTGAGE      HARTFORD       HARTFORD
                           SECURITIES   SMALL COMPANY     STOCK       CORE PLUS    EMERGING MARKETS  EMERGING MARKETS
                            HLS FUND      HLS FUND       HLS FUND    FIXED INCOME        DEBT             EQUITY
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  ------------  ------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....     335,834       459,758        965,786       15,611          6,201             12,025
                           ==========    ==========    ===========     ========        =======           ========
    Cost.................  $3,771,865    $7,618,907    $45,433,685     $177,592        $46,006           $123,555
                           ==========    ==========    ===========     ========        =======           ========
    Market Value.........  $3,861,349    $9,041,092    $47,526,399     $179,995        $56,059           $177,122
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            38,164        --            --            --                 --
  Receivable from fund
   shares sold...........      --           --              26,941       --            --                 --
  Other assets...........      --           --                 340       --            --                 --
                           ----------    ----------    -----------     --------        -------           --------
  Total Assets...........   3,861,349     9,079,256     47,553,680      179,995         56,059            177,122
                           ----------    ----------    -----------     --------        -------           --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --              26,941       --            --                 --
  Payable for fund shares
   purchased.............      --            38,164        --            --            --                 --
  Other liabilities......          11            17        --            --            --                 --
                           ----------    ----------    -----------     --------        -------           --------
  Total Liabilities......          11        38,181         26,941       --            --                 --
                           ----------    ----------    -----------     --------        -------           --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $3,861,338    $9,041,075    $47,526,739     $179,995        $56,059           $177,122
                           ==========    ==========    ===========     ========        =======           ========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES  BALANCED GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      7,353        14,094         84,897         15,386
                             =======      ========     ==========       ========
    Cost.................    $72,289      $221,821     $1,997,483       $229,559
                             =======      ========     ==========       ========
    Market Value.........    $49,997      $264,259     $1,459,384       $259,719
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --             --
  Receivable from fund
   shares sold...........     --            --            --             --
  Other assets...........     --            --                  2        --
                             -------      --------     ----------       --------
  Total Assets...........     49,997       264,259      1,459,386        259,719
                             -------      --------     ----------       --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --             --
  Payable for fund shares
   purchased.............     --            --            --             --
  Other liabilities......     --            --            --             --
                             -------      --------     ----------       --------
  Total Liabilities......     --            --            --             --
                             -------      --------     ----------       --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $49,997      $264,259     $1,459,386       $259,719
                             =======      ========     ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________


                              CAPITAL
                           OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------------  ---------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....      18,491            7,436            87,475           119,908         37,356        12,295
                             ========         ========          ========        ==========       ========      ========
    Cost.................    $214,580         $151,023          $814,654        $2,384,294       $482,644      $236,976
                             ========         ========          ========        ==========       ========      ========
    Market Value.........    $216,526         $176,606          $642,943        $1,976,086       $627,587      $215,284
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --                --                --              --            --
  Receivable from fund
   shares sold...........      --              --                --                --              --            --
  Other assets...........      --              --                --                      1              1             1
                             --------         --------          --------        ----------       --------      --------
  Total Assets...........     216,526          176,606           642,943         1,976,087        627,588       215,285
                             --------         --------          --------        ----------       --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --                --                --              --            --
  Payable for fund shares
   purchased.............      --              --                --                --              --            --
  Other liabilities......      --              --                --                --              --            --
                             --------         --------          --------        ----------       --------      --------
  Total Liabilities......      --              --                --                --              --            --
                             --------         --------          --------        ----------       --------      --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $216,526         $176,606          $642,943        $1,976,087       $627,588      $215,285
                             ========         ========          ========        ==========       ========      ========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                                          PUTNAM
                                                      EQUALLY WEIGHTED   AMERICAN
                                                          S&P 500       GOVERNMENT
                           MONEY MARKET   UTILITIES      PORTFOLIO        INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  ----------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     462,421       13,232          25,226         34,474
                             ========     ========        ========       ========
    Cost.................    $462,421     $237,662        $476,246       $403,533
                             ========     ========        ========       ========
    Market Value.........    $462,421     $283,568        $648,570       $396,449
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --             --              --
  Receivable from fund
   shares sold...........      --           --             --              --
  Other assets...........      --                1               1         --
                             --------     --------        --------       --------
  Total Assets...........     462,421      283,569         648,571        396,449
                             --------     --------        --------       --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             --              --
  Payable for fund shares
   purchased.............      --           --             --              --
  Other liabilities......           3       --             --              --
                             --------     --------        --------       --------
  Total Liabilities......           3       --             --              --
                             --------     --------        --------       --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $462,418     $283,569        $648,571       $396,449
                             ========     ========        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM        PUTNAM                                          PUTNAM
                           DIVERSIFIED  GLOBAL ASSET     PUTNAM           PUTNAM           GROWTH          PUTNAM
                             INCOME      ALLOCATION   GLOBAL EQUITY  GROWTH AND INCOME  OPPORTUNITIES  HEALTH SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -------------  -----------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....     327,142       272,557       434,426           983,571         42,846          61,213
                           ==========    ==========    ==========       ===========       ========        ========
    Cost.................  $3,429,698    $4,607,383    $7,283,982       $23,655,817       $262,737        $634,749
                           ==========    ==========    ==========       ===========       ========        ========
    Market Value.........  $2,898,475    $4,096,530    $4,839,506       $26,074,480       $209,088        $817,200
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --            --               --               --             --
  Receivable from fund
   shares sold...........      --           --              4,919          --               --             --
  Other assets...........           3       --                  2                81         --                   1
                           ----------    ----------    ----------       -----------       --------        --------
  Total Assets...........   2,898,478     4,096,530     4,844,427        26,074,561        209,088         817,201
                           ----------    ----------    ----------       -----------       --------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --              4,919          --               --             --
  Payable for fund shares
   purchased.............      --           --            --               --               --             --
  Other liabilities......      --                17       --               --               --             --
                           ----------    ----------    ----------       -----------       --------        --------
  Total Liabilities......      --                17         4,919          --               --             --
                           ----------    ----------    ----------       -----------       --------        --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,898,478    $4,096,513    $4,839,508       $26,074,561       $209,088        $817,201
                           ==========    ==========    ==========       ===========       ========        ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                          PUTNAM
                             PUTNAM       PUTNAM       INTERNATIONAL
                           HIGH YIELD     INCOME     GROWTH AND INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  -----------------
ASSETS:
  Investments:
    Number of Shares.....     355,201      229,758         110,702
                           ==========   ==========      ==========
    Cost.................  $4,435,694   $2,962,752      $1,411,546
                           ==========   ==========      ==========
    Market Value.........  $2,727,946   $2,915,634      $1,699,278
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --            --
  Receivable from fund
   shares sold...........      --           --               2,815
  Other assets...........           6       --                   1
                           ----------   ----------      ----------
  Total Assets...........   2,727,952    2,915,634       1,702,094
                           ----------   ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --               2,815
  Payable for fund shares
   purchased.............      --           --            --
  Other liabilities......      --           --            --
                           ----------   ----------      ----------
  Total Liabilities......      --           --               2,815
                           ----------   ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,727,952   $2,915,634      $1,699,279
                           ==========   ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                              PUTNAM           PUTNAM
                           INTERNATIONAL    INTERNATIONAL      PUTNAM        PUTNAM          PUTNAM          PUTNAM
                              EQUITY      NEW OPPORTUNITIES   INVESTORS   MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------  -----------------  -----------
ASSETS:
  Investments:
    Number of Shares.....      104,416          52,974          201,575     2,510,147         439,217         186,271
                            ==========        ========       ==========    ==========      ==========      ==========
    Cost.................   $1,607,097        $573,121       $2,502,062    $2,510,147      $7,352,755      $2,355,182
                            ==========        ========       ==========    ==========      ==========      ==========
    Market Value.........   $1,708,240        $780,300       $2,179,025    $2,510,147      $8,230,930      $3,213,174
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --                --           --             --                --
  Receivable from fund
   shares sold...........      --                2,728           --           --                3,655           2,565
  Other assets...........            2         --                     4           114              81          --
                            ----------        --------       ----------    ----------      ----------      ----------
  Total Assets...........    1,708,242         783,028        2,179,029     2,510,261       8,234,666       3,215,739
                            ----------        --------       ----------    ----------      ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                2,728           --           --                3,655           2,565
  Payable for fund shares
   purchased.............      --              --                --           --             --                --
  Other liabilities......      --                   29           --           --             --                    38
                            ----------        --------       ----------    ----------      ----------      ----------
  Total Liabilities......      --                2,757           --           --                3,655           2,603
                            ----------        --------       ----------    ----------      ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $1,708,242        $780,271       $2,179,029    $2,510,261      $8,231,011      $3,213,136
                            ==========        ========       ==========    ==========      ==========      ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                               PUTNAM
                                OTC &         PUTNAM         PUTNAM
                           EMERGING GROWTH   RESEARCH    SMALL CAP VALUE
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       35,161         51,236          52,823
                              ========       ========      ==========
    Cost.................     $695,253       $702,674      $  829,910
                              ========       ========      ==========
    Market Value.........     $230,303       $610,217      $1,220,736
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --             --
  Receivable from fund
   shares sold...........      --              --             --
  Other assets...........            1              1               1
                              --------       --------      ----------
  Total Assets...........      230,304        610,218       1,220,737
                              --------       --------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --             --
  Payable for fund shares
   purchased.............      --              --             --
  Other liabilities......      --              --             --
                              --------       --------      ----------
  Total Liabilities......      --              --             --
                              --------       --------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $230,304       $610,218      $1,220,737
                              ========       ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             PUTNAM
                           THE GEORGE        PUTNAM
                           PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM
                            OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE   GROWTH AND INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  -----------  -----------  -----------  -----------------
ASSETS:
  Investments:
    Number of Shares.....     254,055         125,240         86,388       380,745      6,735          34,887
                           ==========      ==========     ==========   ===========   ========        ========
    Cost.................  $2,662,536      $1,695,909     $1,317,045   $12,496,814   $158,098        $644,227
                           ==========      ==========     ==========   ===========   ========        ========
    Market Value.........  $3,005,470      $1,813,473     $1,222,395   $10,934,998   $ 98,336        $714,835
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --               --           --          --             --
  Receivable from fund
   shares sold...........      --            --               --           --          --             --
  Other assets...........      --            --               --                81     --                   3
                           ----------      ----------     ----------   -----------   --------        --------
  Total Assets...........   3,005,470       1,813,473      1,222,395    10,935,079     98,336         714,838
                           ----------      ----------     ----------   -----------   --------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               --           --          --             --
  Payable for fund shares
   purchased.............      --            --               --           --          --             --
  Other liabilities......      --                  42              2       --          --             --
                           ----------      ----------     ----------   -----------   --------        --------
  Total Liabilities......      --                  42              2       --          --             --
                           ----------      ----------     ----------   -----------   --------        --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $3,005,470      $1,813,431     $1,222,393   $10,935,079   $ 98,336        $714,838
                           ==========      ==========     ==========   ===========   ========        ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS
                                       OWNED BY    UNIT FAIR     CONTRACT
                                     PARTICIPANTS   VALUE #     LIABILITY
                                     ------------  ----------  ------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
Hartford Advisers HLS Fund.........   24,394,873   $ 2.744755  $ 66,957,951
Hartford Total Return Bond HLS
 Fund..............................    5,099,774     2.239891    11,422,938
Hartford Capital Appreciation HLS
 Fund..............................   20,658,535     5.054968   104,428,232
Hartford Dividend and Growth HLS
 Fund..............................   11,830,660     3.718055    43,987,046
Hartford Global Advisers HLS
 Fund..............................    2,456,139     2.166266     5,320,651
Hartford Global Health HLS Fund....    1,049,527     2.106484     2,210,810
Hartford Global Leaders HLS Fund...    2,666,045     2.051298     5,468,851
Hartford Global Technology HLS
 Fund..............................    1,302,614     0.540136       703,589
Hartford Disciplined Equity HLS
 Fund..............................    3,182,216     1.364817     4,343,142
Hartford High Yield HLS Fund.......    2,005,813     1.418734     2,845,715
Hartford Index HLS Fund............    4,166,101     3.090987    12,877,365
Hartford International
 Opportunities HLS Fund............    7,551,344     2.072937    15,653,461
Hartford MidCap HLS Fund...........    5,241,290     3.876783    20,319,345
Hartford Money Market HLS Fund.....    5,927,087     1.511024     8,955,972
Hartford Mortgage Securities HLS
 Fund..............................    1,915,229     2.016124     3,861,338
Hartford Small Company HLS Fund....    3,845,693     2.350961     9,041,075
Hartford Stock HLS Fund............   15,360,505     3.094087    47,526,739
Core Plus Fixed Income.............       12,243    14.701623       179,995
Emerging Markets Debt..............        3,018    18.571837        56,059
Emerging Markets Equity............       13,189    13.429264       177,122
High Yield.........................        4,215    11.860975        49,997
U.S. Mid Cap Value.................       15,494    17.055191       264,259
American Opportunities.............       71,804    20.324700     1,459,386
Balanced Growth....................       14,281    18.186018       259,719
Capital Opportunities..............       16,341    13.250214       216,526
Developing Growth..................        8,065    21.896791       176,606
Flexible Income....................       47,600    13.507314       642,943
Dividend Growth....................      123,199    16.039749     1,976,087
Global Equity......................       39,163    16.024963       627,588
Growth.............................       13,961    15.420783       215,285
Money Market.......................      349,374     1.323563       462,418
Utilities..........................       12,925    21.940146       283,569
Equally Weighted S&P 500
 Portfolio.........................       27,940    23.212713       648,571
Putnam American Government
 Income............................       29,370    13.498218       396,449
Putnam Diversified Income..........      137,423    21.091693     2,898,478
Putnam Global Asset Allocation.....      171,154    23.934625     4,096,513
Putnam Global Equity...............      233,102    20.761364     4,839,508
Putnam Growth and Income...........      875,337    29.788039    26,074,561
Putnam Growth Opportunities........       45,113     4.634772       209,088
Putnam Health Sciences.............       60,098    13.597890       817,201
Putnam High Yield..................      130,087    20.970167     2,727,952
Putnam Income......................      145,216    20.077886     2,915,634
Putnam International Growth and
 Income............................       77,049    22.054416     1,699,279
Putnam International Equity........       77,098    22.156684     1,708,242
Putnam International New
 Opportunities.....................       48,654    16.037270       780,271
Putnam Investors...................      197,188    11.050540     2,179,029

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY    UNIT FAIR     CONTRACT
                                     PARTICIPANTS   VALUE #     LIABILITY
                                     ------------  ----------  ------------
Putnam Money Market................    1,669,377   $ 1.503712  $  2,510,261
Putnam New Opportunities...........      338,522    24.314541     8,231,011
Putnam New Value...................      146,366    21.952717     3,213,136
Putnam OTC & Emerging Growth.......       34,797     6.618474       230,304
Putnam Research....................       42,955    14.205832       610,218
Putnam Small Cap Value.............       44,583    27.381200     1,220,737
Putnam The George Putnam Fund of
 Boston............................      217,520    13.816978     3,005,470
Putnam Utilities Growth and
 Income............................       71,103    25.504267     1,813,431
Putnam Vista.......................       68,353    17.883418     1,222,393
Putnam Voyager.....................      410,722    26.624008    10,935,079
Enterprise.........................       10,843     9.068765        98,336
Growth and Income..................       45,468    15.721903       714,838
                                                               ------------
GRAND TOTAL........................                            $458,767,769
                                                               ============

  #  Rounded unit values

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            HARTFORD
                            HARTFORD        HARTFORD        CAPITAL
                            ADVISERS      TOTAL RETURN    APPRECIATION
                            HLS FUND     BOND HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -----------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 2,179,805     $ 842,593      $   915,722
                           -----------     ---------      -----------
CAPITAL GAINS INCOME
 (LOSS):.................    3,860,121        81,402       13,908,676
                           -----------     ---------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,096,133)        2,300          995,841
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (235,258)     (655,943)      (1,608,667)
                           -----------     ---------      -----------
    Net gain (loss) on
     investments.........   (1,331,391)     (653,643)        (612,826)
                           -----------     ---------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 4,708,535     $ 270,352      $14,211,572
                           ===========     =========      ===========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective, March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HARTFORD
                            DIVIDEND       HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           AND GROWTH   GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                            HLS FUND       HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  ---------------  -------------  --------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $  806,572      $197,867        $  1,520        $ 42,692          $ 2,203            $ 50,369
                           ----------      --------        --------        --------          -------            --------
CAPITAL GAINS INCOME
 (LOSS):.................   1,866,982       --              135,880         --               --                 --
                           ----------      --------        --------        --------          -------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      26,553         8,482           1,504          56,337           43,341              11,669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (223,897)      (19,732)        109,430          15,231           38,650             218,548
                           ----------      --------        --------        --------          -------            --------
    Net gain (loss) on
     investments.........    (197,344)      (11,250)        110,934          71,568           81,991             230,217
                           ----------      --------        --------        --------          -------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $2,476,210      $186,617        $248,334        $114,260          $84,194            $280,586
                           ==========      ========        ========        ========          =======            ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                       HARTFORD
                            HARTFORD     HARTFORD    INTERNATIONAL
                           HIGH YIELD      INDEX     OPPORTUNITIES
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 199,994    $ 245,881    $  --
                            ---------    ---------    ----------
CAPITAL GAINS INCOME
 (LOSS):.................      --          416,543       --
                            ---------    ---------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (15,790)      (4,355)     (138,268)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (121,797)     (98,792)    2,171,953
                            ---------    ---------    ----------
    Net gain (loss) on
     investments.........    (137,587)    (103,147)    2,033,685
                            ---------    ---------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  62,407    $ 559,277    $2,033,685
                            =========    =========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                         HARTFORD
                            HARTFORD      HARTFORD       MORTGAGE       HARTFORD       HARTFORD
                             MIDCAP     MONEY MARKET  SECURITIES HLS  SMALL COMPANY     STOCK       CORE PLUS
                            HLS FUND      HLS FUND         FUND         HLS FUND       HLS FUND    FIXED INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  --------------  -------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............  $   75,628     $309,345       $157,822      $  --         $   870,531      $6,407
                           ----------     --------       --------      ----------    -----------      ------
CAPITAL GAINS INCOME
 (LOSS):.................   2,779,626       --            --              --             --            1,314
                           ----------     --------       --------      ----------    -----------      ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      41,532       --              4,057         (63,553)    (2,320,649)         24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      23,849       --            (68,161)      1,666,867      5,727,711        (396)
                           ----------     --------       --------      ----------    -----------      ------
    Net gain (loss) on
     investments.........      65,381       --            (64,104)      1,603,314      3,407,062        (372)
                           ----------     --------       --------      ----------    -----------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $2,920,635     $309,345       $ 93,718      $1,603,314    $ 4,277,593      $7,349
                           ==========     ========       ========      ==========    ===========      ======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           EMERGING MARKETS  EMERGING MARKETS
                                 DEBT             EQUITY       HIGH YIELD
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............       $4,135           $   548         $ 4,405
                                ------           -------         -------
CAPITAL GAINS INCOME
 (LOSS):.................          879           --               --
                                ------           -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           76             1,101            (245)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,152            40,048          (3,481)
                                ------           -------         -------
    Net gain (loss) on
     investments.........        1,228            41,149          (3,726)
                                ------           -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $6,242           $41,697         $   679
                                ======           =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           U.S. MID CAP    AMERICAN                         CAPITAL
                              VALUE      OPPORTUNITIES  BALANCED GROWTH  OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------  ---------------  -------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $   788       $   9,511       $  6,459        $ --              $--              $ 48,044
                             -------       ---------       --------        --------          -------          --------
CAPITAL GAINS INCOME
 (LOSS):.................      3,514         --             --               --              --                --
                             -------       ---------       --------        --------          -------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        624        (311,324)        34,635         (47,303)          (2,886)           (1,091)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     23,805         480,724        (17,947)         85,604           29,063           (28,589)
                             -------       ---------       --------        --------          -------          --------
    Net gain (loss) on
     investments.........     24,429         169,400         16,688          38,301           26,177           (29,680)
                             -------       ---------       --------        --------          -------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $28,731       $ 178,911       $ 23,147        $ 38,301          $26,177          $ 18,364
                             =======       =========       ========        ========          =======          ========


                           DIVIDEND GROWTH
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $  25,182
                              ---------
CAPITAL GAINS INCOME
 (LOSS):.................       --
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (112,666)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       188,921
                              ---------
    Net gain (loss) on
     investments.........        76,255
                              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 101,437
                              =========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           GLOBAL EQUITY    GROWTH     MONEY MARKET
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 3,899      $    772      $13,725
                              -------      --------      -------
CAPITAL GAINS INCOME
 (LOSS):.................      --            --           --
                              -------      --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,588       (16,494)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      52,077        45,498       --
                              -------      --------      -------
    Net gain (loss) on
     investments.........      54,665        29,004       --
                              -------      --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $58,564      $ 29,776      $13,725
                              =======      ========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                            PUTNAM
                                        EQUALLY WEIGHTED   AMERICAN      PUTNAM        PUTNAM
                                            S&P 500       GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM           PUTNAM
                            UTILITIES      PORTFOLIO        INCOME       INCOME      ALLOCATION   GLOBAL EQUITY  GROWTH AND INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ----------------  -----------  -----------  ------------  -------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $ 6,379        $ 5,667         $14,057     $ 227,742     $ 53,980      $  50,913       $  479,713
                             -------        -------         -------     ---------     --------      ---------       ----------
CAPITAL GAINS INCOME
 (LOSS):.................     --              9,030             859        --           --            --              --
                             -------        -------         -------     ---------     --------      ---------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      4,552          1,132            (130)        3,961        2,885       (333,987)        (216,070)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     34,002         31,699          (8,578)     (134,549)     217,089        702,858        1,099,729
                             -------        -------         -------     ---------     --------      ---------       ----------
    Net gain (loss) on
     investments.........     38,554         32,831          (8,708)     (130,588)     219,974        368,871          883,659
                             -------        -------         -------     ---------     --------      ---------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $44,933        $47,528         $ 6,208     $  97,154     $273,954      $ 419,784       $1,363,372
                             =======        =======         =======     =========     ========      =========       ==========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              PUTNAM
                              GROWTH          PUTNAM         PUTNAM
                           OPPORTUNITIES  HEALTH SCIENCES  HIGH YIELD
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $1,787         $  2,603       $ 251,659
                              ------         --------       ---------
CAPITAL GAINS INCOME
 (LOSS):.................     --              --               --
                              ------         --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        289           12,136          49,256
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,803           90,496        (207,706)
                              ------         --------       ---------
    Net gain (loss) on
     investments.........      6,092          102,632        (158,450)
                              ------         --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $7,879         $105,235       $  93,209
                              ======         ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             PUTNAM           PUTNAM           PUTNAM
                             PUTNAM       INTERNATIONAL    INTERNATIONAL    INTERNATIONAL      PUTNAM        PUTNAM
                             INCOME     GROWTH AND INCOME     EQUITY      NEW OPPORTUNITIES   INVESTORS   MONEY MARKET
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -------------  -----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $103,791        $ 15,162         $ 26,388         $  6,286        $ 19,954      $63,807
                            --------        --------         --------         --------        --------      -------
CAPITAL GAINS INCOME
 (LOSS):.................     33,586         --                --              --               --           --
                            --------        --------         --------         --------        --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     16,838             467           25,305          (18,703)        (13,581)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (78,571)        190,854          139,405          131,319         152,162       --
                            --------        --------         --------         --------        --------      -------
    Net gain (loss) on
     investments.........    (61,733)        191,321          164,710          112,616         138,581       --
                            --------        --------         --------         --------        --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 75,644        $206,483         $191,098         $118,902        $158,535      $63,807
                            ========        ========         ========         ========        ========      =======


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............      $ 29,951
                               --------
CAPITAL GAINS INCOME
 (LOSS):.................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        11,997
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       752,864
                               --------
    Net gain (loss) on
     investments.........       764,861
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $794,812
                               ========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            PUTNAM
                             PUTNAM          OTC &         PUTNAM
                            NEW VALUE   EMERGING GROWTH   RESEARCH
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 31,332       $--            $  7,277
                            --------       --------       --------
CAPITAL GAINS INCOME
 (LOSS):.................     --            --              --
                            --------       --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      7,924        (58,986)       (36,459)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    160,576         76,931         58,987
                            --------       --------       --------
    Net gain (loss) on
     investments.........    168,500         17,945         22,528
                            --------       --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $199,832       $ 17,945       $ 29,805
                            ========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              PUTNAM
                                            THE GEORGE        PUTNAM
                               PUTNAM       PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM
                           SMALL CAP VALUE   OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE   GROWTH AND INCOME
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -----------  ----------------  -----------  -----------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............      $ 4,680       $ 56,848        $ 39,121       $  --       $   111,380   $    905         $ 2,645
                               -------       --------        --------       ---------   -----------   --------         -------
CAPITAL GAINS INCOME
 (LOSS):.................       71,473         --             --               --           --          --               5,795
                               -------       --------        --------       ---------   -----------   --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,544            133         (10,292)       (128,625)   (1,391,417)   (29,470)            329
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        7,558         59,876         123,877         269,282     1,873,651     36,234          51,265
                               -------       --------        --------       ---------   -----------   --------         -------
    Net gain (loss) on
     investments.........       12,102         60,009         113,585         140,657       482,234      6,764          51,594
                               -------       --------        --------       ---------   -----------   --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $88,255       $116,857        $152,706       $ 140,657   $   593,614   $  7,669         $60,034
                               =======       ========        ========       =========   ===========   ========         =======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            HARTFORD
                            HARTFORD        HARTFORD        CAPITAL
                            ADVISERS      TOTAL RETURN    APPRECIATION
                            HLS FUND     BOND HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -----------  ----------------  ------------
OPERATIONS:
  Net investment
   income................  $ 2,179,805    $   842,593     $    915,722
  Capital gains income...    3,860,121         81,402       13,908,676
  Net realized gain
   (loss) on security
   transactions .........   (1,096,133)         2,300          995,841
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (235,258)      (655,943)      (1,608,667)
                           -----------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,708,535        270,352       14,211,572
                           -----------    -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      --                 (60)             (75)
  Net transfers..........   (2,730,418)       552,083          766,280
  Surrenders for benefit
   payments and fees.....   (4,275,109)      (457,518)      (5,879,150)
  Net loan activity......     (316,640)       (24,965)        (588,686)
  Cost of insurance......   (1,560,379)      (259,728)      (2,128,340)
                           -----------    -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (8,882,546)      (190,188)      (7,829,971)
                           -----------    -----------     ------------
  Net increase (decrease)
   in net assets.........   (4,174,011)        80,164        6,381,601
NET ASSETS:
  Beginning of year......   71,131,962     11,342,774       98,046,631
                           -----------    -----------     ------------
  End of year............  $66,957,951    $11,422,938     $104,428,232
                           ===========    ===========     ============

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective, March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            HARTFORD
                            DIVIDEND       HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           AND GROWTH   GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                            HLS FUND       HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  ---------------  -------------  --------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................  $   806,572    $  197,867      $    1,520      $   42,692        $   2,203          $   50,369
  Capital gains income...    1,866,982       --              135,880         --              --                  --
  Net realized gain
   (loss) on security
   transactions .........       26,553         8,482           1,504          56,337           43,341              11,669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (223,897)      (19,732)        109,430          15,231           38,650             218,548
                           -----------    ----------      ----------      ----------        ---------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,476,210       186,617         248,334         114,260           84,194             280,586
                           -----------    ----------      ----------      ----------        ---------          ----------
UNIT TRANSACTIONS:
  Purchases..............          (75)      --              --              --              --                  --
  Net transfers..........    2,048,197       550,830         408,113        (163,039)          39,471             256,574
  Surrenders for benefit
   payments and fees.....   (2,222,523)     (449,410)       (162,962)       (212,513)        (142,791)           (260,519)
  Net loan activity......     (389,835)       (8,286)         (5,335)         (6,464)           1,746              (5,168)
  Cost of insurance......     (972,834)     (117,561)        (46,242)       (126,981)         (17,171)           (102,177)
                           -----------    ----------      ----------      ----------        ---------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,537,070)      (24,427)        193,574        (508,997)        (118,745)           (111,290)
                           -----------    ----------      ----------      ----------        ---------          ----------
  Net increase (decrease)
   in net assets.........      939,140       162,190         441,908        (394,737)         (34,551)            169,296
NET ASSETS:
  Beginning of year......   43,047,906     5,158,461       1,768,902       5,863,588          738,140           4,173,846
                           -----------    ----------      ----------      ----------        ---------          ----------
  End of year............  $43,987,046    $5,320,651      $2,210,810      $5,468,851        $ 703,589          $4,343,142
                           ===========    ==========      ==========      ==========        =========          ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                       HARTFORD
                            HARTFORD     HARTFORD    INTERNATIONAL
                           HIGH YIELD      INDEX     OPPORTUNITIES
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................  $  199,994   $   245,881   $   --
  Capital gains income...      --           416,543       --
  Net realized gain
   (loss) on security
   transactions .........     (15,790)       (4,355)     (138,268)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (121,797)      (98,792)    2,171,953
                           ----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      62,407       559,277     2,033,685
                           ----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      --           --            --
  Net transfers..........    (373,226)   (1,030,346)      647,849
  Surrenders for benefit
   payments and fees.....     (53,078)     (769,335)     (944,151)
  Net loan activity......     (28,467)      (41,271)      (43,570)
  Cost of insurance......     (65,351)     (310,088)     (331,100)
                           ----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (520,122)   (2,151,040)     (670,972)
                           ----------   -----------   -----------
  Net increase (decrease)
   in net assets.........    (457,715)   (1,591,763)    1,362,713
NET ASSETS:
  Beginning of year......   3,303,430    14,469,128    14,290,748
                           ----------   -----------   -----------
  End of year............  $2,845,715   $12,877,365   $15,653,461
                           ==========   ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                       HARTFORD
                            HARTFORD      HARTFORD     MORTGAGE      HARTFORD       HARTFORD
                             MIDCAP     MONEY MARKET  SECURITIES   SMALL COMPANY     STOCK       CORE PLUS
                            HLS FUND      HLS FUND     HLS FUND      HLS FUND       HLS FUND    FIXED INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $    75,628  $   309,345   $  157,822    $  --         $   870,531     $  6,407
  Capital gains income...    2,779,626      --            --           --             --             1,314
  Net realized gain
   (loss) on security
   transactions .........       41,532      --             4,057       (63,553)    (2,320,649)          24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       23,849      --           (68,161)    1,666,867      5,727,711         (396)
                           -----------  -----------   ----------    ----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,920,635      309,345       93,718     1,603,314      4,277,593        7,349
                           -----------  -----------   ----------    ----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............          (75)         (15)      --           --             --            --
  Net transfers..........    1,151,749       94,758     (227,543)      184,510     (2,144,191)       5,642
  Surrenders for benefit
   payments and fees.....     (865,597)  (2,008,575)    (172,217)     (602,142)    (2,793,468)          (3)
  Net loan activity......      (60,506)     (15,612)      12,745       (19,028)      (193,547)      --
  Cost of insurance......     (417,981)    (242,342)     (87,570)     (191,418)    (1,050,928)      (5,099)
                           -----------  -----------   ----------    ----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (192,410)  (2,171,786)    (474,585)     (628,078)    (6,182,134)         540
                           -----------  -----------   ----------    ----------    -----------     --------
  Net increase (decrease)
   in net assets.........    2,728,225   (1,862,441)    (380,867)      975,236     (1,904,541)       7,889
NET ASSETS:
  Beginning of year......   17,591,120   10,818,413    4,242,205     8,065,839     49,431,280      172,106
                           -----------  -----------   ----------    ----------    -----------     --------
  End of year............  $20,319,345  $ 8,955,972   $3,861,338    $9,041,075    $47,526,739     $179,995
                           ===========  ===========   ==========    ==========    ===========     ========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           EMERGING MARKETS  EMERGING MARKETS
                                 DEBT             EQUITY       HIGH YIELD
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................      $ 4,135           $    548        $ 4,405
  Capital gains income...          879            --              --
  Net realized gain
   (loss) on security
   transactions .........           76              1,101           (245)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,152             40,048         (3,481)
                               -------           --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,242             41,697            679
                               -------           --------        -------
UNIT TRANSACTIONS:
  Purchases..............      --                 --              --
  Net transfers..........        6,579             71,401         13,159
  Surrenders for benefit
   payments and fees.....          (16)               (13)        (4,281)
  Net loan activity......      --                 --              (3,972)
  Cost of insurance......       (1,336)            (3,137)        (1,220)
                               -------           --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,227             68,251          3,686
                               -------           --------        -------
  Net increase (decrease)
   in net assets.........       11,469            109,948          4,365
NET ASSETS:
  Beginning of year......       44,590             67,174         45,632
                               -------           --------        -------
  End of year............      $56,059           $177,122        $49,997
                               =======           ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                           U.S. MID CAP    AMERICAN                         CAPITAL
                              VALUE      OPPORTUNITIES  BALANCED GROWTH  OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------  ---------------  -------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................    $    788     $    9,511       $   6,459       $ --             $--               $ 48,044
  Capital gains income...       3,514        --              --              --              --                --
  Net realized gain
   (loss) on security
   transactions .........         624       (311,324)         34,635        (47,303)          (2,886)           (1,091)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      23,805        480,724         (17,947)        85,604           29,063           (28,589)
                             --------     ----------       ---------       --------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      28,731        178,911          23,147         38,301           26,177            18,364
                             --------     ----------       ---------       --------         --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --            --              --              --              --                --
  Net transfers..........      41,962       (177,463)       (161,748)       (32,961)          11,397            25,919
  Surrenders for benefit
   payments and fees.....     (14,502)       (46,523)        (60,665)        (1,550)             (53)          (53,506)
  Net loan activity......      --            --              --               6,986            6,986           --
  Cost of insurance......      (6,034)       (37,170)         (8,996)        (4,900)          (3,752)          (16,311)
                             --------     ----------       ---------       --------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      21,426       (261,156)       (231,409)       (32,425)          14,578           (43,898)
                             --------     ----------       ---------       --------         --------          --------
  Net increase (decrease)
   in net assets.........      50,157        (82,245)       (208,262)         5,876           40,755           (25,534)
NET ASSETS:
  Beginning of year......     214,102      1,541,631         467,981        210,650          135,851           668,477
                             --------     ----------       ---------       --------         --------          --------
  End of year............    $264,259     $1,459,386       $ 259,719       $216,526         $176,606          $642,943
                             ========     ==========       =========       ========         ========          ========


                           DIVIDEND GROWTH
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   25,182
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions .........      (112,666)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       188,921
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       101,437
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........      (285,420)
  Surrenders for benefit
   payments and fees.....       (59,536)
  Net loan activity......       --
  Cost of insurance......       (51,269)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (396,225)
                             ----------
  Net increase (decrease)
   in net assets.........      (294,788)
NET ASSETS:
  Beginning of year......     2,270,875
                             ----------
  End of year............    $1,976,087
                             ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           GLOBAL EQUITY    GROWTH     MONEY MARKET
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................    $   3,899     $    772      $ 13,725
  Capital gains income...      --            --            --
  Net realized gain
   (loss) on security
   transactions .........        2,588      (16,494)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       52,077       45,498        --
                             ---------     --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       58,564       29,776        13,725
                             ---------     --------      --------
UNIT TRANSACTIONS:
  Purchases..............      --            --            --
  Net transfers..........     (100,643)     (22,938)      (11,619)
  Surrenders for benefit
   payments and fees.....       (8,385)        (546)      (34,165)
  Net loan activity......        6,986       (2,880)       --
  Cost of insurance......      (16,527)      (5,116)      (11,849)
                             ---------     --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (118,569)     (31,480)      (57,633)
                             ---------     --------      --------
  Net increase (decrease)
   in net assets.........      (60,005)      (1,704)      (43,908)
NET ASSETS:
  Beginning of year......      687,593      216,989       506,326
                             ---------     --------      --------
  End of year............    $ 627,588     $215,285      $462,418
                             =========     ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                            PUTNAM
                                        EQUALLY WEIGHTED   AMERICAN      PUTNAM        PUTNAM                       PUTNAM
                                            S&P 500       GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM         GROWTH
                            UTILITIES      PORTFOLIO        INCOME       INCOME      ALLOCATION   GLOBAL EQUITY   AND INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ----------------  -----------  -----------  ------------  -------------  ------------
OPERATIONS:
  Net investment
   income................   $  6,379        $  5,667       $ 14,057    $  227,742    $   53,980    $   50,913    $   479,713
  Capital gains income...     --               9,030            859        --           --            --             --
  Net realized gain
   (loss) on security
   transactions .........      4,552           1,132           (130)        3,961         2,885      (333,987)      (216,070)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     34,002          31,699         (8,578)     (134,549)      217,089       702,858      1,099,729
                            --------        --------       --------    ----------    ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     44,933          47,528          6,208        97,154       273,954       419,784      1,363,372
                            --------        --------       --------    ----------    ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     --             --              --            --           --            --             --
  Net transfers..........    (15,322)         95,563          5,398       360,966       318,716      (123,303)      (417,057)
  Surrenders for benefit
   payments and fees.....    (33,606)        (69,070)       (12,816)     (279,905)      (68,651)     (264,881)    (2,084,800)
  Net loan activity......     (3,337)          6,986         --            (8,492)       (7,041)      (38,728)       (29,474)
  Cost of insurance......     (7,818)        (15,939)       (10,043)      (72,933)      (92,862)     (118,016)      (641,546)
                            --------        --------       --------    ----------    ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (60,083)         17,540        (17,461)         (364)      150,162      (544,928)    (3,172,877)
                            --------        --------       --------    ----------    ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........    (15,150)         65,068        (11,253)       96,790       424,116      (125,144)    (1,809,505)
NET ASSETS:
  Beginning of year......    298,719         583,503        407,702     2,801,688     3,672,397     4,964,652     27,884,066
                            --------        --------       --------    ----------    ----------    ----------    -----------
  End of year............   $283,569        $648,571       $396,449    $2,898,478    $4,096,513    $4,839,508    $26,074,561
                            ========        ========       ========    ==========    ==========    ==========    ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           PUTNAM GROWTH      PUTNAM         PUTNAM
                           OPPORTUNITIES  HEALTH SCIENCES  HIGH YIELD
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  1,787        $  2,603      $  251,659
  Capital gains income...      --             --               --
  Net realized gain
   (loss) on security
   transactions .........         289          12,136          49,256
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,803          90,496        (207,706)
                             --------        --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       7,879         105,235          93,209
                             --------        --------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --               --
  Net transfers..........     (10,037)         91,853        (294,885)
  Surrenders for benefit
   payments and fees.....      (6,090)        (86,635)       (330,201)
  Net loan activity......      (6,293)        (13,148)         17,041
  Cost of insurance......      (4,977)        (20,782)        (77,599)
                             --------        --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (27,397)        (28,712)       (685,644)
                             --------        --------      ----------
  Net increase (decrease)
   in net assets.........     (19,518)         76,523        (592,435)
NET ASSETS:
  Beginning of year......     228,606         740,678       3,320,387
                             --------        --------      ----------
  End of year............    $209,088        $817,201      $2,727,952
                             ========        ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                             PUTNAM           PUTNAM           PUTNAM
                             PUTNAM       INTERNATIONAL    INTERNATIONAL    INTERNATIONAL      PUTNAM        PUTNAM
                             INCOME     GROWTH AND INCOME     EQUITY      NEW OPPORTUNITIES   INVESTORS   MONEY MARKET
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------------  -------------  -----------------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $  103,791      $   15,162       $   26,388        $   6,286      $   19,954    $   63,807
  Capital gains income...      33,586        --                --              --                --           --
  Net realized gain
   (loss) on security
   transactions .........      16,838             467           25,305          (18,703)        (13,581)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (78,571)        190,854          139,405          131,319         152,162       --
                           ----------      ----------       ----------        ---------      ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      75,644         206,483          191,098          118,902         158,535        63,807
                           ----------      ----------       ----------        ---------      ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --                --              --                --           --
  Net transfers..........    (241,583)        508,691          103,087          (84,880)        440,117       175,832
  Surrenders for benefit
   payments and fees.....    (241,605)       (117,757)        (236,788)         (62,870)       (141,028)      (76,299)
  Net loan activity......     (10,656)       --                 (5,468)             110         (18,125)       (3,179)
  Cost of insurance......     (78,576)        (33,693)         (42,659)         (16,793)        (47,113)      (50,524)
                           ----------      ----------       ----------        ---------      ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (572,420)        357,241         (181,828)        (164,433)        233,851        45,830
                           ----------      ----------       ----------        ---------      ----------    ----------
  Net increase (decrease)
   in net assets.........    (496,776)        563,724            9,270          (45,531)        392,386       109,637
NET ASSETS:
  Beginning of year......   3,412,410       1,135,555        1,698,972          825,802       1,786,643     2,400,624
                           ----------      ----------       ----------        ---------      ----------    ----------
  End of year............  $2,915,634      $1,699,279       $1,708,242        $ 780,271      $2,179,029    $2,510,261
                           ==========      ==========       ==========        =========      ==========    ==========


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................     $    29,951
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions .........          11,997
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         752,864
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         794,812
                              -----------
UNIT TRANSACTIONS:
  Purchases..............        --
  Net transfers..........        (838,512)
  Surrenders for benefit
   payments and fees.....        (439,449)
  Net loan activity......         (22,307)
  Cost of insurance......        (195,382)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,495,650)
                              -----------
  Net increase (decrease)
   in net assets.........        (700,838)
NET ASSETS:
  Beginning of year......       8,931,849
                              -----------
  End of year............     $ 8,231,011
                              ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            PUTNAM
                             PUTNAM          OTC &         PUTNAM
                            NEW VALUE   EMERGING GROWTH   RESEARCH
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -----------
OPERATIONS:
  Net investment
   income................  $   31,332      $--            $   7,277
  Capital gains income...      --           --               --
  Net realized gain
   (loss) on security
   transactions .........       7,924       (58,986)        (36,459)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     160,576        76,931          58,987
                           ----------      --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     199,832        17,945          29,805
                           ----------      --------       ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --               --
  Net transfers..........     556,322       (25,227)        (75,750)
  Surrenders for benefit
   payments and fees.....    (112,064)       (6,280)        (28,395)
  Net loan activity......      (3,187)        2,442             624
  Cost of insurance......     (74,833)       (6,262)        (17,798)
                           ----------      --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     366,238       (35,327)       (121,319)
                           ----------      --------       ---------
  Net increase (decrease)
   in net assets.........     566,070       (17,382)        (91,514)
NET ASSETS:
  Beginning of year......   2,647,066       247,686         701,732
                           ----------      --------       ---------
  End of year............  $3,213,136      $230,304       $ 610,218
                           ==========      ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              PUTNAM
                                            THE GEORGE        PUTNAM
                               PUTNAM       PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM
                           SMALL CAP VALUE   OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE   GROWTH AND INCOME
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -----------  ----------------  -----------  -----------  -----------  -----------------
OPERATIONS:
  Net investment
   income................    $    4,680     $   56,848      $   39,121     $   --       $   111,380   $    905        $  2,645
  Capital gains income...        71,473         --            --               --           --          --               5,795
  Net realized gain
   (loss) on security
   transactions .........         4,544            133         (10,292)      (128,625)   (1,391,417)   (29,470)            329
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         7,558         59,876         123,877        269,282     1,873,651     36,234          51,265
                             ----------     ----------      ----------     ----------   -----------   --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        88,255        116,857         152,706        140,657       593,614      7,669          60,034
                             ----------     ----------      ----------     ----------   -----------   --------        --------
UNIT TRANSACTIONS:
  Purchases..............       --              --            --               --           --          --             --
  Net transfers..........       103,785        502,615          37,386        (57,231)   (1,009,470)    --             536,492
  Surrenders for benefit
   payments and fees.....       (30,554)       (75,344)       (129,877)      (119,454)   (1,216,682)   (30,966)             17
  Net loan activity......       (10,410)        24,819           6,878         (4,124)      (39,213)    (2,291)        --
  Cost of insurance......       (29,329)       (68,597)        (46,614)       (31,950)     (279,779)    (2,913)        (11,915)
                             ----------     ----------      ----------     ----------   -----------   --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        33,492        383,493        (132,227)      (212,759)   (2,545,144)   (36,170)        524,594
                             ----------     ----------      ----------     ----------   -----------   --------        --------
  Net increase (decrease)
   in net assets.........       121,747        500,350          20,479        (72,102)   (1,951,530)   (28,501)        584,628
NET ASSETS:
  Beginning of year......     1,098,990      2,505,120       1,792,952      1,294,495    12,886,609    126,837         130,210
                             ----------     ----------      ----------     ----------   -----------   --------        --------
  End of year............    $1,220,737     $3,005,470      $1,813,431     $1,222,393   $10,935,079   $ 98,336        $714,838
                             ==========     ==========      ==========     ==========   ===========   ========        ========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       HARTFORD
                            HARTFORD     HARTFORD      CAPITAL
                            ADVISERS       BOND      APPRECIATION
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,464,794  $   544,686  $   304,523
  Capital gains income...      --           300,315      --
  Net realized gain
   (loss) on security
   transactions..........     (276,140)      88,254      546,749
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,401,919     (420,199)  15,340,782
                           -----------  -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,590,573      513,056   16,192,054
                           -----------  -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............      --                60           75
  Net transfers..........   (1,343,045)    (547,901)    (367,842)
  Surrenders for benefit
   payments and fees.....   (2,440,248)    (881,567)  (2,965,518)
  Net loan activity......      (97,580)     (18,454)    (380,821)
  Cost of insurance......   (1,653,208)    (268,189)  (1,992,152)
                           -----------  -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,534,081)  (1,716,051)  (5,706,258)
                           -----------  -----------  -----------
  Net increase (decrease)
   in net assets.........   (2,943,508)  (1,202,995)  10,485,796
NET ASSETS:
  Beginning of year......   74,075,470   12,545,769   87,560,835
                           -----------  -----------  -----------
  End of year............  $71,131,962  $11,342,774  $98,046,631
                           ===========  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            HARTFORD
                            DIVIDEND       HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           AND GROWTH   GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                            HLS FUND       HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  ---------------  -------------  --------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................  $   551,593    $      908      $    1,041      $   29,160       $ --                $   42,333
  Capital gains income...      --            --               56,431         --              --                  --
  Net realized gain
   (loss) on security
   transactions..........      137,698        (2,914)         (1,824)          3,869            7,934                 247
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    4,086,680       587,916         143,084         893,743          (34,693)            269,994
                           -----------    ----------      ----------      ----------       ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,775,971       585,910         198,732         926,772          (26,759)            312,574
                           -----------    ----------      ----------      ----------       ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............           75       --              --              --              --                  --
  Net transfers..........    1,195,229       322,907          30,773         389,017         (342,343)            258,486
  Surrenders for benefit
   payments and fees.....   (1,820,180)     (187,720)        (29,257)       (348,590)          (5,940)            (32,168)
  Net loan activity......     (153,737)      (30,864)        (21,505)        (18,825)          (5,692)             (4,098)
  Cost of insurance......     (915,256)     (111,178)        (39,243)       (126,529)         (19,971)            (91,285)
                           -----------    ----------      ----------      ----------       ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,693,869)       (6,855)        (59,232)       (104,927)        (373,946)            130,935
                           -----------    ----------      ----------      ----------       ----------          ----------
  Net increase (decrease)
   in net assets.........    3,082,102       579,055         139,500         821,845         (400,705)            443,509
NET ASSETS:
  Beginning of year......   39,965,804     4,579,406       1,629,402       5,041,743        1,138,845           3,730,337
                           -----------    ----------      ----------      ----------       ----------          ----------
  End of year............  $43,047,906    $5,158,461      $1,768,902      $5,863,588       $  738,140          $4,173,846
                           ===========    ==========      ==========      ==========       ==========          ==========


                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................  $  136,220
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       4,157
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      63,426
                           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     203,803
                           ----------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     647,379
  Surrenders for benefit
   payments and fees.....     (79,714)
  Net loan activity......      (5,526)
  Cost of insurance......     (64,591)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     497,548
                           ----------
  Net increase (decrease)
   in net assets.........     701,351
NET ASSETS:
  Beginning of year......   2,602,079
                           ----------
  End of year............  $3,303,430
                           ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                          HARTFORD
                            HARTFORD    INTERNATIONAL   HARTFORD
                              INDEX     OPPORTUNITIES    MIDCAP
                            HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   175,134   $    94,289   $    42,649
  Capital gains income...       48,039       --            --
  Net realized gain
   (loss) on security
   transactions..........     (124,759)     (394,516)       97,747
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,260,665     2,511,966     2,339,346
                           -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,359,079     2,211,739     2,479,742
                           -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      --            --                 75
  Net transfers..........     (145,548)     (113,811)      198,424
  Surrenders for benefit
   payments and fees.....     (634,179)     (607,056)     (582,081)
  Net loan activity......      (59,081)      (62,823)      (34,655)
  Cost of insurance......     (325,215)     (299,569)     (364,944)
                           -----------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,164,023)   (1,083,259)     (783,181)
                           -----------   -----------   -----------
  Net increase (decrease)
   in net assets.........      195,056     1,128,480     1,696,561
NET ASSETS:
  Beginning of year......   14,274,072    13,162,268    15,894,559
                           -----------   -----------   -----------
  End of year............  $14,469,128   $14,290,748   $17,591,120
                           ===========   ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                          HARTFORD
                             HARTFORD     MORTGAGE      HARTFORD       HARTFORD
                           MONEY MARKET  SECURITIES   SMALL COMPANY     STOCK       CORE PLUS    EMERGING MARKETS  EMERGING MARKETS
                             HLS FUND     HLS FUND      HLS FUND       HLS FUND    FIXED INCOME        DEBT             EQUITY
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------  -------------  ------------  ------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................  $   113,798   $   225,726   $  --         $   529,180     $  5,742        $ 3,230           $   354
  Capital gains income...      --              8,315      --             --               346          1,510           --
  Net realized gain
   (loss) on security
   transactions..........      --              2,607      106,409     (1,519,327)         369            345             2,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (54,723)     773,562      2,972,241          233           (894)           11,272
                           -----------   -----------   ----------    -----------     --------        -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      113,798       181,925      879,971      1,982,094        6,690          4,191            14,122
                           -----------   -----------   ----------    -----------     --------        -------           -------
UNIT TRANSACTIONS:
  Purchases..............           15       --           --             --            --            --                --
  Net transfers..........    2,641,852      (619,516)    (322,234)    (1,877,039)      44,653        --                 25,071
  Surrenders for benefit
   payments and fees.....   (6,587,265)     (349,080)    (279,342)    (1,232,545)          (5)        (4,552)              (15)
  Net loan activity......      110,922        (2,323)     (50,666)      (152,798)      --            --                --
  Cost of insurance......     (272,633)     (105,266)    (182,009)    (1,114,201)      (4,377)        (1,166)             (934)
                           -----------   -----------   ----------    -----------     --------        -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (4,107,109)   (1,076,185)    (834,251)    (4,376,583)      40,271         (5,718)           24,122
                           -----------   -----------   ----------    -----------     --------        -------           -------
  Net increase (decrease)
   in net assets.........   (3,993,311)     (894,260)      45,720     (2,394,489)      46,961         (1,527)           38,244
NET ASSETS:
  Beginning of year......   14,811,724     5,136,465    8,020,119     51,825,769      125,145         46,117            28,930
                           -----------   -----------   ----------    -----------     --------        -------           -------
  End of year............  $10,818,413   $ 4,242,205   $8,065,839    $49,431,280     $172,106        $44,590           $67,174
                           ===========   ===========   ==========    ===========     ========        =======           =======

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................   $  2,657      $     45     $    5,196
  Capital gains income...     --            --            --
  Net realized gain
   (loss) on security
   transactions..........      1,985            95        (76,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,035)       25,194        190,232
                            --------      --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,607        25,334        119,127
                            --------      --------     ----------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --
  Net transfers..........    (29,603)       56,975        (85,966)
  Surrenders for benefit
   payments and fees.....        (40)          (51)        (8,090)
  Net loan activity......     --            (1,448)       --
  Cost of insurance......     (1,340)       (4,903)       (39,498)
                            --------      --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (30,983)       50,573       (133,554)
                            --------      --------     ----------
  Net increase (decrease)
   in net assets.........    (27,376)       75,907        (14,427)
NET ASSETS:
  Beginning of year......     73,008       138,195      1,556,058
                            --------      --------     ----------
  End of year............   $ 45,632      $214,102     $1,541,631
                            ========      ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            BALANCED
                             GROWTH     CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY
                           SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------------  -----------------  ---------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................   $ 10,139          $--                  $--               $ 53,400        $   34,632       $  1,566
  Capital gains income...     --              --                    --                --                --              --
  Net realized gain
   (loss) on security
   transactions..........        476           (27,260)             (32,090)               73            10,743         (2,726)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     35,810            67,169               58,102            (9,386)          131,300         53,032
                            --------          --------             --------          --------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     46,425            39,909               26,012            44,087           176,675         51,872
                            --------          --------             --------          --------        ----------       --------
UNIT TRANSACTIONS:
  Purchases..............     --              --                    --                --                --              --
  Net transfers..........     --               (12,592)             (18,286)          --                (85,269)        13,768
  Surrenders for benefit
   payments and fees.....        (67)           (2,064)                 (62)             (101)          (13,062)          (277)
  Net loan activity......     (1,364)         --                    --                --                 (1,249)        (1,721)
  Cost of insurance......    (11,554)           (4,760)              (3,210)          (16,666)          (55,544)       (17,354)
                            --------          --------             --------          --------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (12,985)          (19,416)             (21,558)          (16,767)         (155,124)        (5,584)
                            --------          --------             --------          --------        ----------       --------
  Net increase (decrease)
   in net assets.........     33,440            20,493                4,454            27,320            21,551         46,288
NET ASSETS:
  Beginning of year......    434,541           190,157              131,397           641,157         2,249,324        641,305
                            --------          --------             --------          --------        ----------       --------
  End of year............   $467,981          $210,650             $135,851          $668,477        $2,270,875       $687,593
                            ========          ========             ========          ========        ==========       ========


                             GROWTH
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................   $    431
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........     (3,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     18,400
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     15,136
                            --------
UNIT TRANSACTIONS:
  Purchases..............     --
  Net transfers..........       (206)
  Surrenders for benefit
   payments and fees.....        (85)
  Net loan activity......     --
  Cost of insurance......     (5,154)
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (5,445)
                            --------
  Net increase (decrease)
   in net assets.........      9,691
NET ASSETS:
  Beginning of year......    207,298
                            --------
  End of year............   $216,989
                            ========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      EQUALLY-WEIGHTED
                                                          S&P 500
                           MONEY MARKET   UTILITIES      PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           ------------  -----------  ----------------
OPERATIONS:
  Net investment
   income................    $  4,717     $  5,975        $  4,271
  Capital gains income...      --           --             --
  Net realized gain
   (loss) on security
   transactions..........      --            1,874           3,011
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --           51,593          76,153
                             --------     --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,717       59,442          83,435
                             --------     --------        --------
UNIT TRANSACTIONS:
  Purchases..............      --           --             --
  Net transfers..........       1,493       (7,591)         23,062
  Surrenders for benefit
   payments and fees.....     (39,380)      (2,848)         (4,186)
  Net loan activity......      (2,346)      (1,055)         (3,063)
  Cost of insurance......     (13,462)      (6,900)        (14,302)
                             --------     --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (53,695)     (18,394)          1,511
                             --------     --------        --------
  Net increase (decrease)
   in net assets.........     (48,978)      41,048          84,946
NET ASSETS:
  Beginning of year......     555,304      257,671         498,557
                             --------     --------        --------
  End of year............    $506,326     $298,719        $583,503
                             ========     ========        ========

(a) Formerly Morgan Select Dimensions Value-Added Market Portfolio. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                                          PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM           PUTNAM           GROWTH          PUTNAM
                             INCOME       INCOME      ALLOCATION   GLOBAL EQUITY  GROWTH AND INCOME  OPPORTUNITIES  HEALTH SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $ 15,955    $  260,211    $  107,939    $   118,527      $   473,459       $    278        $  2,734
  Capital gains income...      5,977        --           --             --              --               --             --
  Net realized gain
   (loss) on security
   transactions..........       (752)       13,842        10,622     (1,198,969)        (111,854)          (488)          3,514
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (10,178)      (20,361)      190,131      1,687,812        2,550,367          4,540          43,925
                            --------    ----------    ----------    -----------      -----------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,002       253,692       308,692        607,370        2,911,972          4,330          50,173
                            --------    ----------    ----------    -----------      -----------       --------        --------
UNIT TRANSACTIONS:
  Purchases..............     --            --           --             --              --               --             --
  Net transfers..........      9,247      (101,814)      106,239       (537,276)          92,027         54,489           3,779
  Surrenders for benefit
   payments and fees.....       (370)      (91,417)      (55,659)      (273,501)      (1,034,774)        (2,635)        (10,344)
  Net loan activity......     --            13,478        (2,081)        12,014          (41,055)        --              (8,621)
  Cost of insurance......     (9,565)      (67,221)      (82,647)      (123,737)        (654,626)        (5,025)        (19,649)
                            --------    ----------    ----------    -----------      -----------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (688)     (246,974)      (34,148)      (922,500)      (1,638,428)        46,829         (34,835)
                            --------    ----------    ----------    -----------      -----------       --------        --------
  Net increase (decrease)
   in net assets.........     10,314         6,718       274,544       (315,130)       1,273,544         51,159          15,338
NET ASSETS:
  Beginning of year......    397,388     2,794,970     3,397,853      5,279,782       26,610,522        177,447         725,340
                            --------    ----------    ----------    -----------      -----------       --------        --------
  End of year............   $407,702    $2,801,688    $3,672,397    $ 4,964,652      $27,884,066       $228,606        $740,678
                            ========    ==========    ==========    ===========      ===========       ========        ========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PUTNAM
                             PUTNAM       PUTNAM       INTERNATIONAL
                           HIGH YIELD     INCOME     GROWTH AND INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  -----------------
OPERATIONS:
  Net investment
   income................  $  300,687   $  149,585      $   14,520
  Capital gains income...      --           --            --
  Net realized gain
   (loss) on security
   transactions..........      43,445        5,075           1,738
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       7,189        8,170         185,394
                           ----------   ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     351,321      162,830         201,652
                           ----------   ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --            --
  Net transfers..........    (318,573)     (47,935)         77,072
  Surrenders for benefit
   payments and fees.....    (231,399)    (184,156)        (60,598)
  Net loan activity......      (6,739)     (23,899)         (1,624)
  Cost of insurance......     (90,559)     (89,438)        (24,137)
                           ----------   ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (647,270)    (345,428)         (9,287)
                           ----------   ----------      ----------
  Net increase (decrease)
   in net assets.........    (295,949)    (182,598)        192,365
NET ASSETS:
  Beginning of year......   3,616,336    3,595,008         943,190
                           ----------   ----------      ----------
  End of year............  $3,320,387   $3,412,410      $1,135,555
                           ==========   ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                              PUTNAM           PUTNAM
                           INTERNATIONAL    INTERNATIONAL      PUTNAM        PUTNAM          PUTNAM          PUTNAM
                              EQUITY      NEW OPPORTUNITIES   INVESTORS   MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------  -----------------  -----------
OPERATIONS:
  Net investment
   income................   $   26,779        $  8,583       $   11,232   $    23,343      $  --           $   22,276
  Capital gains income...      --              --                --           --              --               --
  Net realized gain
   (loss) on security
   transactions..........        3,831         (14,806)           4,255       --              (336,296)         2,864
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      210,509         102,977          191,829       --             1,202,782        328,945
                            ----------        --------       ----------   -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      241,119          96,754          207,316        23,343          866,486        354,085
                            ----------        --------       ----------   -----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --              --                --           --              --               --
  Net transfers..........       27,976          61,157           25,039       886,680         (365,680)       352,579
  Surrenders for benefit
   payments and fees.....     (111,316)        (27,248)          (9,997)   (1,676,542)        (462,097)       (91,376)
  Net loan activity......          464            (877)          (9,321)       51,100           (2,908)        (6,851)
  Cost of insurance......      (42,139)        (17,560)         (42,123)      (62,842)        (211,988)       (56,476)
                            ----------        --------       ----------   -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (125,015)         15,472          (36,402)     (801,604)      (1,042,673)       197,876
                            ----------        --------       ----------   -----------      -----------     ----------
  Net increase (decrease)
   in net assets.........      116,104         112,226          170,914      (778,261)        (176,187)       551,961
NET ASSETS:
  Beginning of year......    1,582,868         713,576        1,615,729     3,178,885        9,108,036      2,095,105
                            ----------        --------       ----------   -----------      -----------     ----------
  End of year............   $1,698,972        $825,802       $1,786,643   $ 2,400,624      $ 8,931,849     $2,647,066
                            ==========        ========       ==========   ===========      ===========     ==========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                               PUTNAM
                                OTC &         PUTNAM         PUTNAM
                           EMERGING GROWTH   RESEARCH    SMALL CAP VALUE
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................     $--            $  1,127      $    4,714
  Capital gains income...      --              --             --
  Net realized gain
   (loss) on security
   transactions..........      (64,202)       (39,714)             (7)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       84,827         89,773         215,836
                              --------       --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       20,625         51,186         220,543
                              --------       --------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --              --             --
  Net transfers..........      (64,739)       (50,418)        113,597
  Surrenders for benefit
   payments and fees.....      (21,448)        (2,388)         (6,238)
  Net loan activity......        1,286        (14,290)        (23,136)
  Cost of insurance......       (7,356)       (19,007)        (24,209)
                              --------       --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (92,257)       (86,103)         60,014
                              --------       --------      ----------
  Net increase (decrease)
   in net assets.........      (71,632)       (34,917)        280,557
NET ASSETS:
  Beginning of year......      319,318        736,649         818,433
                              --------       --------      ----------
  End of year............     $247,686       $701,732      $1,098,990
                              ========       ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             PUTNAM
                           THE GEORGE        PUTNAM
                           PUTNAM FUND  UTILITIES GROWTH    PUTNAM       PUTNAM
                            OF BOSTON      AND INCOME        VISTA       VOYAGER    ENTERPRISE   GROWTH AND INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  -----------  -----------  -----------  -----------------
OPERATIONS:
  Net investment
   income................  $   45,011      $   40,170     $   --       $    60,700   $    451        $    561
  Capital gains income...      --            --               --           --          --             --
  Net realized gain
   (loss) on security
   transactions..........       1,905         (43,942)       (19,686)   (2,098,042)      (747)            124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     151,805         329,493        231,679     2,670,674      5,148          13,835
                           ----------      ----------     ----------   -----------   --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     198,721         325,721        211,993       633,332      4,852          14,520
                           ----------      ----------     ----------   -----------   --------        --------
UNIT TRANSACTIONS:
  Purchases..............      --            --               --           --          --             --
  Net transfers..........     600,166         (28,433)       (77,935)     (817,245)     4,690          69,802
  Surrenders for benefit
   payments and fees.....    (290,777)        (42,237)       (64,077)     (376,000)       (41)            (28)
  Net loan activity......     (23,951)        (24,760)        (1,619)       (4,354)    --              (1,456)
  Cost of insurance......     (56,904)        (40,735)       (31,324)     (320,933)    (3,466)         (2,649)
                           ----------      ----------     ----------   -----------   --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     228,534        (136,165)      (174,955)   (1,518,532)     1,183          65,669
                           ----------      ----------     ----------   -----------   --------        --------
  Net increase (decrease)
   in net assets.........     427,255         189,556         37,038      (885,200)     6,035          80,189
NET ASSETS:
  Beginning of year......   2,077,865       1,603,396      1,257,457    13,771,809    120,802          50,021
                           ----------      ----------     ----------   -----------   --------        --------
  End of year............  $2,505,120      $1,792,952     $1,294,495   $12,886,609   $126,837        $130,210
                           ==========      ==========     ==========   ===========   ========        ========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds, Inc. family: Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, and U.S. Mid Cap Value. Additionally, the Account also invests in the following Sub-Accounts of the Morgan Stanley Select Dimension fund family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, and Equally Weighted S&P 500 Portfolio. Other Sub-Accounts the Account invests in are: the Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager. Finally, the Account invests in the following Sub-Accounts of the Van Kampen fund family: Enterprise, and Growth and Income.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

_____________________________________ SA-52 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company charges. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES    PROCEEDS
SUB-ACCOUNT                                 AT COST    FROM SALES
-----------                               -----------  -----------
Hartford Advisers HLS Fund..............  $ 6,513,927  $ 9,356,766
Hartford Total Return Bond HLS Fund.....    2,318,515    1,584,734
Hartford Capital Appreciation HLS
 Fund...................................   16,686,214    9,690,578
Hartford Dividend and Growth HLS Fund...    4,875,990    3,738,506
Hartford Global Advisers HLS Fund.......      946,858      773,412
Hartford Global Health HLS Fund.........      716,265      385,291
Hartford Global Leaders HLS Fund........      270,348      736,667
Hartford Global Technology HLS Fund.....      192,113      308,649
Hartford Disciplined Equity HLS Fund....      479,317      540,228
Hartford High Yield HLS Fund............    2,425,551    2,745,698
Hartford Index HLS Fund.................    1,214,064    2,703,050
Hartford International Opportunities HLS
 Fund...................................      862,961    1,534,076
Hartford MidCap HLS Fund................    4,263,058    1,598,586
Hartford Money Market HLS Fund..........   12,019,582   13,882,510
Hartford Mortgage Securities HLS Fund...      380,830      697,586
Hartford Small Company HLS Fund.........      581,737    1,209,815
Hartford Stock HLS Fund.................    1,003,610    6,315,318
Core Plus Fixed Income..................       13,222        4,962
Emerging Markets Debt...................       11,593        1,352
Emerging Markets Equity.................       81,983       13,184
High Yield..............................       17,551        9,460
U.S. Mid Cap Value......................       55,749       30,020
American Opportunities..................        9,511      261,158
Balanced Growth.........................       24,597      249,547
Capital Opportunities...................        8,497       40,923
Developing Growth.......................       18,378        3,800
Flexible Income.........................       74,216       70,070
Dividend Growth.........................       60,454      431,497
Global Equity...........................       50,735      165,406
Growth..................................          772       31,482
Money Market............................      285,148      329,058
Utilities...............................       12,829       66,534
Equally Weighted S&P 500 Portfolio......      121,188       88,952
Putnam American Government Income.......       57,762       60,306
Putnam Diversified Income...............      797,439      570,062
Putnam Global Asset Allocation..........      383,519      179,360
Putnam Global Equity....................      150,346      644,361
Putnam Growth and Income................      768,436    3,461,669
Putnam Growth Opportunities.............       10,983       36,593
Putnam Health Sciences..................      194,159      220,269
Putnam High Yield.......................      414,578      848,565
Putnam Income...........................      301,161      736,203
Putnam International Growth and
 Income.................................      561,168      188,765
Putnam International Equity.............      531,810      687,252
Putnam International New
 Opportunities..........................      218,489      376,607
Putnam Investors........................      558,320      304,518

_____________________________________ SA-54 ____________________________________

                                           PURCHASES    PROCEEDS
SUB-ACCOUNT                                 AT COST    FROM SALES
-----------                               -----------  -----------
Putnam Money Market.....................  $ 3,125,878  $ 3,016,326
Putnam New Opportunities................      146,870    1,612,650
Putnam New Value........................      782,307      384,700
Putnam OTC & Emerging Growth............       26,426       61,753
Putnam Research.........................       31,304      145,347
Putnam Small Cap Value..................      511,944      402,300
Putnam The George Putnam Fund of
 Boston.................................      681,153      240,812
Putnam Utilities Growth and Income......      218,069      311,134
Putnam Vista............................       24,690      237,449
Putnam Voyager..........................      429,825    2,863,666
Enterprise..............................          905       36,170
Growth and Income.......................      544,721       11,691
                                          -----------  -----------
                                          $68,069,625  $77,237,403
                                          ===========  ===========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                       UNITS      UNITS    NET INCREASE
SUB-ACCOUNT                           ISSUED    REDEEMED    (DECREASE)
-----------                          ---------  ---------  ------------
Hartford Advisers HLS Fund.........    996,675  4,392,653   (3,395,978)
Hartford Total Return Bond HLS
 Fund..............................    800,291    888,503      (88,212)
Hartford Capital Appreciation HLS
 Fund..............................  1,195,824  2,948,588   (1,752,764)
Hartford Dividend and Growth HLS
 Fund..............................  1,039,261  1,476,716     (437,455)
Hartford Global Advisers HLS
 Fund..............................    459,727    465,087       (5,360)
Hartford Global Health HLS Fund....    323,372    217,940      105,432
Hartford Global Leaders HLS Fund...    163,242    429,682     (266,440)
Hartford Global Technology HLS
 Fund..............................    402,516    618,903     (216,387)
Hartford Disciplined Equity HLS
 Fund..............................    363,755    440,923      (77,168)
Hartford High Yield HLS Fund.......  1,635,738  2,007,886     (372,148)
Hartford Index HLS Fund............    258,667    984,426     (725,759)
Hartford International
 Opportunities HLS Fund............    817,040  1,167,554     (350,514)
Hartford MidCap HLS Fund...........    564,060    621,862      (57,802)
Hartford Money Market HLS Fund.....  8,318,170  9,754,409   (1,436,239)
Hartford Mortgage Securities HLS
 Fund..............................    172,197    410,818     (238,621)
Hartford Small Company HLS Fund....    419,920    725,843     (305,923)
Hartford Stock HLS Fund............    401,942  2,554,386   (2,152,444)
Core Plus Fixed Income.............        398        355           43
Emerging Markets Debt..............        401         78          323
Emerging Markets Equity............      7,734      1,240        6,494
High Yield.........................      1,492      1,165          327
U.S. Mid Cap Value.................      4,299      2,904        1,395
American Opportunities.............      2,696     17,658      (14,962)
Balanced Growth....................      1,064     14,628      (13,564)
Capital Opportunities..............        888      4,041       (3,153)
Developing Growth..................        897        196          701
Flexible Income....................      4,525      7,839       (3,314)
Dividend Growth....................      4,263     30,531      (26,268)
Global Equity......................      3,871     12,183       (8,312)
Growth.............................         33      2,332       (2,299)
Money Market.......................    210,044    252,769      (42,725)
Utilities..........................        475      3,381       (2,906)
Equally Weighted S&P 500
 Portfolio.........................      8,287      7,449          838
Putnam American Government
 Income............................      3,181      4,514       (1,333)
Putnam Diversified Income..........     31,836     31,600          236
Putnam Global Asset Allocation.....     17,397     10,724        6,673
Putnam Global Equity...............     13,369     41,134      (27,765)
Putnam Growth and Income...........     56,827    169,043     (112,216)
Putnam Growth Opportunities........      2,102      8,455       (6,353)
Putnam Health Sciences.............     16,076     17,799       (1,723)
Putnam High Yield..................     16,145     49,885      (33,740)
Putnam Income......................     13,532     42,690      (29,158)
Putnam International Growth and
 Income............................     28,538     10,358       18,180
Putnam International Equity........     25,539     34,671       (9,132)
Putnam International New
 Opportunities.....................     14,923     27,362      (12,439)
Putnam Investors...................     53,455     32,545       20,910

_____________________________________ SA-56 ____________________________________

                                       UNITS      UNITS    NET INCREASE
SUB-ACCOUNT                           ISSUED    REDEEMED    (DECREASE)
-----------                          ---------  ---------  ------------
Putnam Money Market................  2,088,943  2,060,533       28,410
Putnam New Opportunities...........     15,523     82,272      (66,749)
Putnam New Value...................     38,584     20,196       18,388
Putnam OTC & Emerging Growth.......      4,583     10,235       (5,652)
Putnam Research....................      2,495     11,535       (9,040)
Putnam Small Cap Value.............     17,535     16,018        1,517
Putnam The George Putnam Fund of
 Boston............................     51,025     22,457       28,568
Putnam Utilities Growth and
 Income............................      9,533     15,017       (5,484)
Putnam Vista.......................      1,834     14,900      (13,066)
Putnam Voyager.....................     39,561    141,597     (102,036)
Enterprise.........................      3,682      7,965       (4,283)
Growth and Income..................     37,156        797       36,359

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                       UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED    (DECREASE)
-----------                          ----------  ----------  ------------
Hartford Advisers HLS Fund.........     733,752   2,967,200   (2,233,448)
Hartford Bond HLS Fund.............     816,898   1,632,451     (815,553)
Hartford Capital Appreciation HLS
 Fund..............................   1,039,266   2,518,116   (1,478,850)
Hartford Dividend and Growth HLS
 Fund..............................     935,504   1,471,861     (536,357)
Hartford Global Advisers HLS
 Fund..............................     274,383     276,617       (2,234)
Hartford Global Health HLS Fund....     101,963     138,853      (36,890)
Hartford Global Leaders HLS Fund...   1,142,779   1,215,506      (72,727)
Hartford Global Technology HLS
 Fund..............................   1,997,778   2,854,022     (856,244)
Hartford Disciplined Equity HLS
 Fund..............................     303,926     202,547      101,379
Hartford High Yield HLS Fund.......   1,043,524     677,330      366,194
Hartford Index HLS Fund............     592,778   1,028,420     (435,642)
Hartford International
 Opportunities HLS Fund............     432,447   1,124,454     (692,007)
Hartford MidCap HLS Fund...........     681,976     957,906     (275,930)
Hartford Money Market HLS Fund.....  10,500,134  13,313,205   (2,813,071)
Hartford Mortgage Securities HLS
 Fund..............................     283,889     845,370     (561,481)
Hartford Small Company HLS Fund....     384,207     863,525     (479,318)
Hartford Stock HLS Fund............     162,757   1,776,679   (1,613,922)
Core Plus Fixed Income.............       4,963       2,021        2,942
Emerging Markets Debt..............      --             373         (373)
Emerging Markets Equity............       9,650       6,505        3,145
High Yield.........................       1,037       3,959       (2,922)
U.S. Mid Cap Value.................       4,152         481        3,671
American Opportunities.............         240       8,316       (8,076)
Balanced Growth....................      --             836         (836)
Capital Opportunities..............       2,207       4,286       (2,079)
Developing Growth..................         556       1,903       (1,347)
Flexible Income....................      --           1,337       (1,337)
Dividend Growth....................         315      11,163      (10,848)
Global Equity......................       4,007       4,427         (420)
Growth.............................         564       1,024         (460)
Money Market.......................     168,563     210,290      (41,727)
Utilities..........................         226       1,388       (1,162)
Equally-Weighted S&P 500
 Portfolio.........................       3,362       3,271           91
Putnam American Government
 Income............................       5,435       5,511          (76)
Putnam Diversified Income..........      11,951      24,735      (12,784)
Putnam Global Asset Allocation.....      13,593      15,383       (1,790)
Putnam Global Equity...............      11,719      66,946      (55,227)
Putnam Growth and Income...........      44,220     106,229      (62,009)
Putnam Growth Opportunities........      15,579       4,891       10,688
Putnam Health Sciences.............       7,449      10,590       (3,141)
Putnam High Yield..................      12,666      46,878      (34,212)
Putnam Income......................       9,805      27,809      (18,004)
Putnam International Growth and
 Income............................      17,466      17,914         (448)
Putnam International Equity........       7,312      14,663       (7,351)
Putnam International New
 Opportunities.....................      15,202      14,093        1,109
Putnam Investors...................      12,953      16,927       (3,974)
Putnam Money Market................   1,640,548   2,192,308     (551,760)

_____________________________________ SA-58 ____________________________________

                                       UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED    (DECREASE)
-----------                          ----------  ----------  ------------
Putnam New Opportunities...........      51,916     103,595      (51,679)
Putnam New Value...................      24,813      14,105       10,708
Putnam OTC & Emerging Growth.......       5,891      22,279      (16,388)
Putnam Research....................         892       7,731       (6,839)
Putnam Small Cap Value.............      15,695      13,213        2,482
Putnam The George Putnam Fund of
 Boston............................      52,596      33,660       18,936
Putnam Utilities Growth and Income
 Fund..............................      18,038      24,920       (6,882)
Putnam Vista Fund..................       7,376      19,997      (12,621)
Putnam Voyager Fund................      15,391      79,855      (64,464)
Enterprise.........................         578         442          136
Growth and Income..................       5,429         322        5,107

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges    24,394,873   $ 2.744755    $ 66,957,951     --          3.19%      7.24%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges    27,790,851     2.559546      71,131,962     --          2.04%      3.74%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges    30,024,299     2.470000      74,075,470     --          2.45%     18.49%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges    31,075,583     2.082167      64,704,553     --          2.94%    (13.79)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges    32,087,065     2.415274      77,499,055     --          2.85%     (4.64)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges     5,099,774     2.239891      11,422,938     --          7.40%      2.45%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     5,187,986     2.186354      11,342,774     --          4.65%      4.62%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     6,003,539     2.089729      12,545,769     --          4.32%      7.85%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     6,894,897     1.937703      13,360,262     --          3.54%     10.08%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     4,636,251     1.760220       8,160,821     --          4.62%      8.68%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-60 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges    20,658,535   $ 5.054968    $104,428,232     --          0.95%     15.55%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges    22,411,299     4.374875      98,046,631     --          0.34%     19.36%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges    23,890,149     3.665144      87,560,835     --          0.61%     42.38%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges    25,229,072     2.574254      64,946,039     --          0.61%    (19.70)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges    26,656,693     3.205777      85,455,414     --          0.63%     (6.94)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges    11,830,660     3.718055      43,987,046     --          1.88%      5.96%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges    12,268,115     3.508926      43,047,906     --          1.37%     12.42%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges    12,804,472     3.121238      39,965,804     --          1.51%     26.80%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges    13,171,221     2.461617      32,422,502     --          1.46%    (14.23)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges    13,030,223     2.869881      37,395,190     --          1.53%     (4.04)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges     2,456,139     2.166266       5,320,651     --          3.74%      3.37%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     2,461,499     2.095658       5,158,461     --          0.02%     12.75%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     2,463,733     1.858727       4,579,406     --          0.78%     22.26%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     2,789,870     1.520294       4,241,422     --          0.05%     (8.95)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     3,030,277     1.669708       5,059,677     --          0.72%     (6.25)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HARTFORD GLOBAL HEALTH HLS FUND
  2005  Lowest contract charges     1,049,527   $ 2.106484    $  2,210,810     --          0.08%     12.43%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       944,095     1.873649       1,768,902     --          0.06%     12.80%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       980,985     1.660986       1,629,402     --          0.15%     32.31%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     1,110,242     1.255377       1,393,772     --          0.01%    (16.97)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       950,217     1.512036       1,436,763     --         --          2.04%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges     2,666,045     2.051298       5,468,851     --          0.79%      2.59%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     2,932,485     1.999529       5,863,588     --          0.54%     19.19%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     3,005,212     1.677666       5,041,743     --          0.45%     35.57%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     2,859,097     1.237460       3,538,018     --          0.90%    (19.51)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     2,745,065     1.537336       4,220,088     --          0.59%    (16.58)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges     1,302,614     0.540136         703,589     --          0.30%     11.15%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     1,519,001     0.485938         738,140     --         --          1.35%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     2,375,245     0.479464       1,138,845     --         --         61.50%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     1,271,281     0.296887         377,427     --         --        (38.59)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     1,378,527     0.483425         666,415     --         --        (22.81)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-62 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges     3,182,216   $ 1.364817    $  4,343,142     --          1.17%      6.58%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     3,259,384     1.280563       4,173,846     --          1.12%      8.41%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     3,158,005     1.181232       3,730,337     --          1.30%     28.82%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     2,939,354     0.916970       2,695,300     --          0.38%    (24.65)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     2,671,563     1.216983       3,251,247     --         --         (8.02)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges     2,005,813     1.418734       2,845,715     --          6.85%      2.13%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     2,377,961     1.389186       3,303,430     --          4.78%      7.40%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     2,011,767     1.293429       2,602,079     --          3.99%     23.19%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     1,157,042     1.049984       1,214,875     --          4.68%     (6.89)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       523,124     1.127685         589,919     --          0.07%      2.69%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges     4,166,101     3.090987      12,877,365     --          1.82%      4.50%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     4,891,860     2.957797      14,469,128     --          1.25%     10.39%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     5,327,502     2.679318      14,274,072     --          1.42%     28.13%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     5,622,925     2.091070      11,757,929     --          1.04%    (22.45)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     6,271,907     2.696342      16,911,207     --          0.81%    (12.31)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges     7,551,344   $ 2.072937    $ 15,653,461     --         --         14.62%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     7,901,858     1.808530      14,290,748     --          0.72%     18.08%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     8,593,865     1.531589      13,162,268     --          0.95%     33.10%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     8,927,277     1.150742      10,272,993     --          1.94%    (17.93)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     9,807,188     1.402184      13,751,482     --          0.12%    (18.73)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges     5,241,290     3.876783      20,319,345     --          0.41%     16.78%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     5,299,092     3.319648      17,591,120     --          0.27%     16.44%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     5,575,022     2.851031      15,894,559     --          0.26%     37.67%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     5,404,704     2.070898      11,192,590     --          0.12%    (14.22)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     5,087,398     2.414177      12,281,878     --         --         (3.62)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges     5,927,087     1.511024       8,955,972     --          2.79%      2.85%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     7,363,326     1.469229      10,818,413     --          0.91%      0.94%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges    10,176,397     1.455498      14,811,724     --          0.76%      0.75%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges    13,056,280     1.444692      18,862,304     --          1.43%      1.47%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges    12,331,749     1.423815      17,558,129     --          3.63%      3.87%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-64 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges     1,915,229   $ 2.016124    $  3,861,338     --          3.97%      2.36%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     2,153,850     1.969592       4,242,205     --          4.88%      4.12%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     2,715,331     1.891653       5,136,465     --          3.46%      2.29%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     3,049,206     1.849328       5,638,983     --          2.99%      8.16%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     1,313,865     1.709890       2,246,565     --          5.60%      7.50%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges     3,845,693     2.350961       9,041,075     --         --         21.01%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     4,151,616     1.942819       8,065,839     --         --         12.18%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     4,630,934     1.731858       8,020,119     --         --         55.87%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     4,475,060     1.111104       4,972,257     --         --        (30.23)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     4,715,568     1.592501       7,509,547     --         --        (14.92)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges    15,360,505     3.094087      47,526,739     --          1.84%      9.62%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges    17,512,949     2.822556      49,431,280     --          1.07%      4.17%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges    19,126,871     2.709579      51,825,769     --          1.19%     26.47%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges    20,678,298     2.142421      44,301,621     --          0.98%    (24.25)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges    21,925,573     2.828189      62,009,663     --          0.76%    (12.23)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
CORE PLUS FIXED INCOME
  2005  Lowest contract charges        12,243   $14.701623    $    179,995     --          3.59%      4.21%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        12,200    14.107162         172,106     --          3.91%      4.37%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges         9,258    13.516810         125,145     --          0.06%      4.64%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges         7,772    12.917624         100,395     --         10.00%      7.33%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges         7,439    12.035817          89,536     --          9.35%      9.32%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
EMERGING MARKETS DEBT
  2005  Lowest contract charges         3,018    18.571837          56,059     --          7.99%     12.25%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges         2,695    16.544990          44,590     --          7.26%     10.06%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges         3,068    15.032434          46,117     --         --         27.86%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges         2,579    11.756556          30,322     --          7.03%      9.22%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges         2,651    10.763915          28,536     --          8.83%     10.10%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
EMERGING MARKETS EQUITY
  2005  Lowest contract charges        13,189    13.429264         177,122     --          0.41%     33.85%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges         6,695    10.032886          67,174     --          0.86%     23.11%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges         3,550     8.149283          28,930     --         --         49.67%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges           984     5.444873           5,359     --         --         (8.90)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges           570     5.976749           3,406     --         --         (6.49)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-66 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
HIGH YIELD
  2005  Lowest contract charges         4,215   $11.860975    $     49,997     --          8.33%      1.06%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges         3,888    11.736908          45,632     --          4.72%      9.49%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges         6,810    10.720110          73,008     --         --         25.71%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges         5,577     8.527710          47,563     --          9.76%     (7.27)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges         5,585     9.196282          51,360     --         10.58%     (4.47)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
U.S. MID CAP VALUE
  2005  Lowest contract charges        15,494    17.055191         264,259     --          0.33%     12.31%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        14,099    15.186086         214,102     --          0.03%     14.59%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        10,428    13.252290         138,195     --         --         41.51%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        10,066     9.365069          94,270     --         --        (28.02)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        10,350    13.011007         134,659     --          0.12%     (3.15)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
AMERICAN OPPORTUNITIES
  2005  Lowest contract charges        71,804    20.324700       1,459,386     --          0.68%     14.39%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        86,766    17.767675       1,541,631     --          0.35%      8.29%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        94,842    16.406871       1,556,058     --          0.37%     20.57%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       105,212    13.607641       1,431,680     --          0.68%    (21.56)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       113,056    17.347667       1,961,261     --          0.25%    (29.47)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
BALANCED GROWTH
  2005  Lowest contract charges        14,281   $18.186018    $    259,719     --          2.00%      8.21%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        27,845    16.806732         467,981     --          2.31%     10.93%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        28,681    15.150756         434,541     --          2.50%     19.84%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        28,000    12.642665         353,996     --          2.70%    (11.49)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        24,637    14.283544         351,907     --          2.92%      1.21%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
CAPITAL OPPORTUNITIES
  2005  Lowest contract charges        16,341    13.250214         216,526     --         --         22.62%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        19,494    10.806107         210,650     --         --         22.59%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        21,573     8.814613         190,157     --         --         41.64%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        21,232     6.223411         132,133     --         --        (43.82)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        22,388    11.077661         248,001     --         --        (36.39)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
DEVELOPING GROWTH
  2005  Lowest contract charges         8,065    21.896791         176,606     --         --         18.69%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges         7,364    18.448628         135,851     --         --         22.31%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges         8,711    15.083435         131,397     --         --         41.40%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        11,639    10.667202         124,161     --         --        (27.73)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        15,692    14.760751         231,630     --          1.08%    (25.49)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-68 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
FLEXIBLE INCOME
  2005  Lowest contract charges        47,600   $13.507314    $    642,943     --          7.23%      2.88%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        50,914    13.129524         668,477     --          8.26%      7.00%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        52,251    12.270686         641,157     --          5.07%     13.55%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        55,699    10.806902         601,930     --          4.92%      9.00%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        53,375     9.944536         530,786     --          6.90%     (4.06)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
DIVIDEND GROWTH
  2005  Lowest contract charges       123,199    16.039749       1,976,087     --          1.24%      5.57%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       149,467    15.193110       2,270,875     --          1.58%      8.29%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       160,315    14.030633       2,249,324     --          1.87%     27.73%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       168,509    10.984402       1,850,967     --          1.93%    (17.92)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       175,379    13.382770       2,347,063     --          1.77%     (5.45)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
GLOBAL EQUITY
  2005  Lowest contract charges        39,163    16.024963         627,588     --          0.63%     10.64%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        47,475    14.483351         687,593     --          0.25%      8.17%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        47,895    13.389744         641,305     --          0.40%     34.71%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        60,764     9.939417         603,959     --          0.08%    (17.37)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        68,771    12.028929         827,247     --          0.71%    (17.22)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
GROWTH
  2005  Lowest contract charges        13,961   $15.420783    $    215,285     --          0.37%     15.56%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        16,260    13.344982         216,989     --          0.21%      7.64%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        16,720    12.398168         207,298     --         --         27.00%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        19,834     9.769666         193,771     --         --        (27.84)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        26,239    13.539343         355,255     --         --        (15.23)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
MONEY MARKET
  2005  Lowest contract charges       349,374     1.323563         462,418     --          2.67%      2.74%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       391,999     1.288328         505,023     --          0.84%      0.86%
        Highest contract charges          100    13.029341           1,303     --          0.87%      0.86%
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       433,726     1.277332         554,012     --          0.66%      0.65%
        Highest contract charges          100    12.918056           1,292     --          0.67%      0.65%
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       820,663     1.269121       1,041,520     --          1.34%      1.34%
        Highest contract charges          100    12.834847           1,283     --          2.85%      2.09%
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       972,877     1.252325       1,218,358     --          3.70%      3.85%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
UTILITIES
  2005  Lowest contract charges        12,925    21.940146         283,569     --          2.10%     16.28%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        15,831    18.868919         298,719     --          2.24%     24.44%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        16,993    15.163205         257,671     --          2.56%     20.47%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        16,265    12.586473         204,722     --          3.09%    (20.37)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        24,194    15.805870         382,408     --          2.21%    (25.51)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-70 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
EQUALLY-WEIGHTED S&P 500 PORTFOLIO
  2005  Lowest contract charges        27,940   $23.212713    $    648,571     --          0.92%      7.82%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        27,102    21.530181         583,503     --          0.82%     16.65%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        27,011    18.457812         498,557     --          1.16%     37.14%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        27,971    13.458791         376,456     --          1.20%    (15.97)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        30,139    16.016697         482,734     --          0.91%     (1.83)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM AMERICAN GOVERNMENT INCOME
  2005  Lowest contract charges        29,370    13.498218         396,449     --          3.42%      1.65%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        30,703    13.278935         407,702     --          4.15%      2.85%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        30,779    12.910807         397,388     --          5.07%      1.81%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        68,376    12.681507         867,108     --          0.74%      9.16%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges         7,308    11.617169          84,902     --         --          6.73%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM DIVERSIFIED INCOME
  2005  Lowest contract charges       137,423    21.091693       2,898,478     --          7.50%      3.28%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       137,187    20.422440       2,801,688     --          9.35%      9.58%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       149,971    18.636774       2,794,970     --          8.89%     20.27%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       156,465    15.495559       2,424,514     --          8.92%      6.20%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       173,740    14.591286       2,535,091     --          7.04%      3.82%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM GLOBAL ASSET ALLOCATION
  2005  Lowest contract charges       171,154   $23.934625    $  4,096,513     --          1.37%      7.20%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       164,481    22.327141       3,672,397     --          3.11%      9.26%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       166,271    20.435620       3,397,853     --          4.02%     22.04%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       171,870    16.745232       2,878,003     --          2.07%    (12.36)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       194,223    19.107423       3,711,102     --          1.16%     (8.35)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM GLOBAL EQUITY
  2005  Lowest contract charges       233,102    20.761364       4,839,508     --          1.04%      9.09%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       260,867    19.031328       4,964,652     --          2.35%     13.94%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       316,094    16.703191       5,279,782     --          1.23%     29.54%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       345,434    12.894160       4,454,087     --          0.33%    (22.16)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       414,773    16.565013       6,870,713     --         --        (29.66)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM GROWTH AND INCOME
  2005  Lowest contract charges       875,337    29.788039      26,074,561     --          1.82%      5.50%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       987,553    28.235522      27,884,066     --          1.78%     11.37%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     1,049,562    25.353942      26,610,522     --          2.05%     27.69%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     1,120,364    19.855302      22,245,164     --          2.40%    (18.79)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     1,256,998    24.448731      30,732,015     --          1.66%     (6.16)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-72 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM GROWTH OPPORTUNITIES
  2005  Lowest contract charges        45,113   $ 4.634772    $    209,088     --          0.88%      4.34%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        51,466     4.441887         228,606     --          0.14%      2.08%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        40,778     4.351514         177,447     --         --         23.47%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        23,349     3.524438          82,291     --         --        (29.38)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        18,161     4.990598          90,635     --         --        (31.92)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM HEALTH SCIENCES
  2005  Lowest contract charges        60,098    13.597890         817,201     --          0.33%     13.50%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        61,821    11.981057         740,678     --          0.38%      7.30%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        64,962    11.165587         725,340     --          0.76%     18.80%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        64,597     9.398432         607,113     --          0.08%    (20.21)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        95,432    11.778483       1,124,043     --          0.05%    (19.53)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM HIGH YIELD
  2005  Lowest contract charges       130,087    20.970167       2,727,952     --          8.62%      3.47%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       163,827    20.267647       3,320,387     --          8.76%     10.99%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       198,039    18.260697       3,616,336     --         10.06%     26.86%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       180,708    14.394905       2,601,277     --         12.94%     (0.54)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       208,333    14.472655       3,015,134     --         14.07%      3.87%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM INCOME
  2005  Lowest contract charges       145,216   $20.077886    $  2,915,634     --          3.37%      2.60%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       174,374    19.569485       3,412,410     --          4.23%      4.72%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       192,378    18.687237       3,595,008     --          4.61%      4.70%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       193,416    17.849113       3,452,310     --          4.08%      8.09%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       136,268    16.512627       2,250,148     --          6.57%      7.53%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2005  Lowest contract charges        77,049    22.054416       1,699,279     --          1.06%     14.33%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        58,869    19.289415       1,135,555     --          1.42%     21.31%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        59,317    15.900707         943,190     --          1.79%     38.37%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        64,411    11.491612         740,188     --          0.73%    (13.67)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        72,674    13.311451         967,402     --          1.16%    (20.67)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM INTERNATIONAL EQUITY
  2005  Lowest contract charges        77,098    22.156684       1,708,242     --          1.65%     12.45%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        86,230    19.702832       1,698,972     --          1.69%     16.49%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        93,581    16.914447       1,582,868     --          1.12%     28.89%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       107,426    13.123486       1,409,810     --          0.90%    (17.52)%
        Highest contract charges          192     7.174953           1,379     --          1.46%     (9.63)%
        Remaining contract
        charges                        --          --             --           --         --
  2001  Lowest contract charges        90,661    15.910584       1,442,463     --          0.38%    (20.41)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-74 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2005  Lowest contract charges        48,654   $16.037270    $    780,271     --          0.89%     18.64%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        61,093    13.517211         825,802     --          1.14%     13.63%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        59,984    11.896097         713,576     --          0.59%     33.59%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        68,213     8.904884         607,426     --          0.96%    (13.46)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        78,187    10.289959         804,544     --         --        (28.52)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM INVESTORS
  2005  Lowest contract charges       197,188    11.050540       2,179,029     --          1.08%      9.03%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       176,278    10.135402       1,786,643     --          0.68%     13.07%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       180,252     8.963743       1,615,729     --          0.65%     27.25%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       177,022     7.044133       1,246,964     --          0.43%    (23.68)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       202,189     9.229757       1,866,157     --          0.09%    (24.61)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM MONEY MARKET
  2005  Lowest contract charges     1,669,377     1.503712       2,510,261     --          2.76%      2.79%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges     1,640,967     1.462932       2,400,624     --          0.88%      0.91%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges     2,192,727     1.449740       3,178,885     --          0.76%      0.76%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges     2,611,021     1.438812       3,756,769     --          1.43%      1.46%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges     1,983,242     1.418147       2,812,529     --          3.90%      4.00%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM NEW OPPORTUNITIES
  2005  Lowest contract charges       338,522   $24.314541    $  8,231,011     --          0.36%     10.32%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       405,271    22.039208       8,931,849     --         --         10.57%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       456,950    19.932233       9,108,036     --         --         32.70%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       516,551    15.020269       7,758,732     --         --        (30.29)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       617,402    21.548010      13,303,776     --         --        (29.99)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM NEW VALUE
  2005  Lowest contract charges       146,366    21.952717       3,213,136     --          1.04%      6.14%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       127,978    20.683788       2,647,066     --          0.98%     15.77%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       117,270    17.865648       2,095,105     --          1.35%     32.86%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       113,872    13.446851       1,531,215     --          4.20%    (15.44)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       118,570    15.901590       1,885,454     --          0.89%      3.61%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM OTC & EMERGING GROWTH
  2005  Lowest contract charges        34,797     6.618474         230,304     --         --          8.09%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        40,449     6.123350         247,686     --         --          8.99%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        56,837     5.618120         319,318     --         --         35.94%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        74,312     4.132761         307,112     --         --        (32.06)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        53,961     6.082943         328,239     --         --        (45.57)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-76 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM RESEARCH
  2005  Lowest contract charges        42,955   $14.205832    $    610,218     --          1.15%      5.26%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        51,995    13.496215         701,732     --          0.16%      7.79%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        58,834    12.520833         736,649     --          0.55%     25.69%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        75,276     9.961695         749,872     --          0.82%    (22.06)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        87,422    12.780817       1,117,329     --          0.39%    (18.62)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM SMALL CAP VALUE
  2005  Lowest contract charges        44,583    27.381200       1,220,737     --          0.39%      7.30%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        43,066    25.518994       1,098,990     --          0.53%     26.54%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        40,584    20.166495         818,433     --          0.56%     50.06%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        47,202    13.438856         634,347     --          1.13%    (18.06)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        35,417    16.401114         580,885     --         --         18.42%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2005  Lowest contract charges       217,520    13.816978       3,005,470     --          2.08%      4.22%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       188,952    13.257959       2,505,120     --          2.02%      8.48%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       170,016    12.221620       2,077,865     --          2.40%     17.35%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       137,579    10.414377       1,432,803     --          1.97%     (8.57)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        76,071    11.390190         866,462     --          2.54%      0.74%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
PUTNAM UTILITIES GROWTH AND INCOME
  2005  Lowest contract charges        71,103   $25.504267    $  1,813,431     --          2.14%      8.94%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        76,587    23.410550       1,792,952     --          2.46%     21.87%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        83,469    19.209439       1,603,396     --          4.22%     25.00%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       100,425    15.367282       1,543,267     --          3.76%    (23.83)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       117,481    20.175624       2,370,250     --          3.14%    (22.15)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM VISTA
  2005  Lowest contract charges        68,353    17.883418       1,222,393     --         --         12.48%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        81,419    15.899186       1,294,495     --         --         18.90%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        94,040    13.371508       1,257,457     --         --         33.42%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        98,174    10.022314         983,928     --         --        (30.38)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       101,961    14.395231       1,467,746     --         --        (33.40)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
PUTNAM VOYAGER
  2005  Lowest contract charges       410,722    26.624008      10,935,079     --          0.97%      5.94%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges       512,758    25.131933      12,886,609     --          0.47%      5.34%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges       577,222    23.858769      13,771,809     --          0.65%     25.16%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges       635,753    19.062700      12,119,163     --          0.90%    (26.34)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges       740,197    25.877868      19,154,709     --          0.12%    (22.24)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

_____________________________________ SA-78 ____________________________________

                                                                                       INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
-----------                        ----------  ------------  --------------  --------  ----------  ---------
ENTERPRISE
  2005  Lowest contract charges        10,843   $ 9.068765    $     98,336     --          0.84%      8.15%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges        15,126     8.385322         126,837     --          0.38%      4.05%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges        14,990     8.058783         120,802     --          0.50%     25.88%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges        16,588     6.402052         106,195     --          0.51%    (29.33)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2001  Lowest contract charges        18,548     9.058995         168,025     --          0.22%    (20.42)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
GROWTH AND INCOME
  2005  Lowest contract charges        45,468    15.721903         714,838     --          0.53%      9.99%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2004  Lowest contract charges         9,109    14.294427         130,210     --          0.55%     14.38%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2003  Lowest contract charges         4,002    12.497549          50,021     --          0.90%     28.03%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --
  2002  Lowest contract charges         3,639     9.761485          35,526     --          1.80%    (13.19)%
        Highest contract charges       --          --             --           --         --         --
        Remaining contract
        charges                        --          --             --           --         --         --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions, ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-80 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                    PART C

                              OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)  Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford")
     authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriting Agreement.(2)

(d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

(e)  Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

(f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

(g)  Form of Reinsurance Contract.(4)

(h)  Form of Participation Agreement.(4)

(i)  Not Applicable.

(j)  Not Applicable.

(k)  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Consent of Deloitte & Touche LLP.

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.(5)

(r)  Copy of Power of Attorney.


------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83650, filed on April 28, 1995.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83650 filed on April 30, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, file No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, File No. 333-36349, filed on April 14, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 7, 2006.

Item 27.  Officers and Directors.

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 333-50280, filed on April 7, 2006.

ITEM 29:  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange

    Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account

    Ten Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Separate Account One

    Servus Life Insurance Company of America - Separate Account One

    Servus Life Insurance Company of America - Separate Account Two

   (b)  Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
-------------------------------  ---------------------------------------------------------------------------
David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello              Vice President and Secretary
George R. Jay                    Chief Broker-Dealer Compliance Officer
Stephen T. Joyce                 Senior Vice President
Thomas M. Marra                  President, Chief Executive Officer and Chairman of the Board, Director
Martin A. Swanson                Vice President
John C. Walters                  Executive Vice President, Director
Lizabeth H. Zlatkus              Director

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

    Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 5th day of April, 2006.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)


By:        Thomas M. Marra                               *By:      /s/ Jerry K. Scheinfeldt
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Jerry K. Scheinfeldt
           President, Chief Executive Officer and                  Attorney-in-Fact
           Chairman of the Board*


HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                          *By:       /s/ Jerry K. Scheinfeldt
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                  Jerry K. Scheinfeldt
     Chief Financial Officer, Director*                            Attorney-in-Fact
David M. Znamierowski, Executive Vice
     President & Chief Investment Officer,
     Director*                                          Date:      April 5, 2006

333-36367

                                EXHIBIT INDEX

      1.1   Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General
            Counsel.

      1.2   Consent of Deloitte & Touche LLP.

      1.3   Copy of Power of Attorney.